UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® GNMA Fund
(formerly Fidelity Ginnie Mae Fund)

October 31, 2009

1.809097.105

MOG-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.4%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 (Cost $103,742)	$ 102,826	$ 103,750
U.S. Government Agency - Mortgage Securities - 105.3%

Fannie Mae - 3.7%
2.691% 6/1/34 (d)	5,126	5,245
2.783% 2/1/33 (d)	255	260
2.94% 9/1/33 (d)	1,901	1,938
3.026% 7/1/35 (d)	106	108
3.102% 4/1/36 (d)	1,478	1,506
3.14% 10/1/33 (d)	90	92
3.201% 10/1/33 (d)	1,751	1,776
3.282% 10/1/34 (d)	2,616	2,674
3.294% 5/1/35 (d)	43,087	44,222
3.321% 9/1/34 (d)	622	640
3.358% 7/1/34 (d)	124	128
3.378% 7/1/35 (d)	1,038	1,071
3.437% 7/1/35 (d)	14,351	14,757
3.44% 11/1/34 (d)	35,665	36,838
3.488% 8/1/34 (d)	1,343	1,388
3.492% 8/1/35 (d)	1,283	1,328
3.508% 5/1/35 (d)	1,987	2,056
3.524% 7/1/35 (d)	5,932	6,146
3.595% 3/1/35 (d)	51	52
3.605% 9/1/35 (d)	7,158	7,413
3.679% 10/1/35 (d)	4,199	4,332
3.733% 7/1/36 (d)	552	567
3.746% 5/1/34 (d)	2,115	2,183
3.877% 7/1/34 (d)	1,970	2,043
3.949% 11/1/36 (d)	2,637	2,722
3.963% 1/1/35 (d)	3,831	3,927
4.03% 11/1/36 (d)	1,182	1,224
4.094% 1/1/35 (d)	936	964
4.193% 3/1/34 (d)	3,800	3,921
4.21% 8/1/35 (d)	3,034	3,178
4.224% 4/1/35 (d)	3,680	3,817
4.232% 11/1/34 (d)	7,069	7,281
4.236% 9/1/36 (d)	1,824	1,904
4.243% 12/1/34 (d)	336	342
4.274% 11/1/36 (d)	2,980	3,070
4.285% 3/1/33 (d)	106	110
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 10/1/33 (d)	$ 204	$ 211
4.635% 9/1/35 (d)	1,203	1,251
4.649% 11/1/35 (d)	14,512	15,012
4.667% 2/1/36 (d)	3,225	3,347
4.689% 3/1/33 (d)	570	588
4.724% 11/1/35 (d)	19,282	20,116
4.727% 2/1/34 (d)	71	73
4.754% 2/1/35 (d)	14,241	14,550
4.769% 3/1/35 (d)	10,093	10,341
5.185% 3/1/35 (d)	182	187
5.493% 9/1/34 (d)	1,441	1,517
5.498% 6/1/47 (d)	721	749
5.5% 11/1/13 to 3/1/20	8,780	9,444
5.854% 3/1/36 (d)	2,973	3,163
6.402% 7/1/36 (d)	6,144	6,537
6.5% 10/1/17 to 12/1/24	2,649	2,847
7% 11/1/16 to 3/1/17	1,297	1,399
7.5% 12/1/09 to 4/1/17	705	757
8.5% 12/1/27	176	197
9.5% 9/1/30	16	18
10.25% 10/1/18	6	7
11.5% 5/1/14 to 7/1/15	16	18
12.5% 10/1/15 to 7/1/16	25	30
13.25% 9/1/11	14	15
		263,597
Freddie Mac - 1.3%
2.872% 6/1/33 (d)	1,198	1,226
2.997% 5/1/35 (d)	2,422	2,492
3.095% 6/1/33 (d)	3,336	3,437
3.251% 7/1/36 (d)	2,482	2,542
3.374% 7/1/35 (d)	1,543	1,592
3.582% 8/1/34 (d)	521	541
3.708% 10/1/35 (d)	4,137	4,283
3.962% 3/1/34 (d)	3,674	3,796
4.04% 6/1/33 (d)	3,060	3,191
4.265% 3/1/35 (d)	4,906	5,083
4.388% 9/1/36 (d)	26,847	28,009
4.46% 10/1/35 (d)	1,743	1,800
4.484% 5/1/35 (d)	547	566
4.704% 11/1/35 (d)	1,546	1,590
4.74% 1/1/35 (d)	3,111	3,226
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.827% 5/1/35 (d)	$ 2,360	$ 2,456
4.84% 10/1/36 (d)	1,541	1,613
4.962% 10/1/33 (d)	2,042	2,118
5.053% 12/1/35 (d)	12,095	12,588
5.203% 12/1/35 (d)	1,655	1,728
5.226% 3/1/33 (d)	48	50
5.446% 3/1/37 (d)	558	576
5.5% 11/1/17 to 1/1/25	8,561	9,110
5.601% 4/1/36 (d)	1,422	1,489
5.847% 5/1/37 (d)	541	562
8.5% 5/1/17 to 6/1/25	39	43
9% 1/1/17 to 4/1/21	20	22
9.5% 7/1/30	69	80
10% 8/1/10 to 7/1/19	137	154
10.25% 11/1/16	7	8
12% 5/1/10 to 6/1/15	29	33
12.5% 11/1/12 to 5/1/15	30	35
13% 5/1/14 to 11/1/14	6	7
13.5% 9/1/14 to 12/1/14	3	3
		96,049
Government National Mortgage Association - 100.3%
3.5% 3/20/34	946	923
4% 11/20/33 to 9/15/39	97,116	95,897
4% 11/1/39 (a)	5,000	4,930
4.5% 7/15/33 to 9/15/39	592,835	601,641
4.5% 11/1/39 (a)	145,000	146,699
4.5% 11/1/39 (a)	55,000	55,645
4.5% 11/1/39 (a)	96,000	97,284
4.5% 11/1/39 (a)	420,053	425,672
4.5% 11/1/39 (a)	5,000	5,067
4.5% 11/1/39 (a)	8,000	8,107
4.5% 11/1/39 (a)	50,000	50,669
5% 8/15/18 to 10/20/39	902,963	942,062
5% 11/1/39 (a)	154,000	159,847
5% 11/1/39 (a)	206,000	213,822
5% 11/1/39 (a)	45,000	46,709
5% 11/1/39 (a)	200,400	208,058
5% 11/1/39 (a)	47,000	48,796
5.5% 12/20/18 to 10/15/39	1,206,501	1,281,703
5.5% 11/1/39 (a)(b)	239,000	252,425
5.5% 11/1/39 (a)	62,000	65,412
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 11/1/39 (a)	$ 93,500	$ 98,645
5.5% 11/1/39 (a)	19,000	20,046
5.5% 11/1/39 (a)	5,000	5,275
5.5% 11/1/39 (a)	114,000	120,274
5.5% 11/1/39 (a)	7,000	7,385
5.5% 11/1/39 (a)	5,000	5,275
5.5% 11/1/39 (a)	5,000	5,275
5.5% 11/1/39 (a)	6,000	6,330
6% 8/15/17 to 5/15/39 (a)	878,445	944,648
6% 11/1/39 (a)	98,000	104,278
6% 11/1/39 (a)	132,000	140,456
6% 11/1/39 (a)	56,000	59,588
6.45% 10/15/31 to 11/15/32 (a)	1,530	1,654
6.5% 4/15/23 to 7/15/39	526,169	564,761
6.5% 11/1/39 (a)	97,000	103,275
6.5% 11/1/39 (a)	100,000	106,469
6.5% 11/1/39 (a)	47,000	50,040
6.5% 11/1/39 (a)	33,000	35,135
6.5% 11/1/39 (a)(b)	19,000	20,229
6.5% 11/1/39 (a)	21,750	23,127
7% 10/20/16 to 9/20/34	74,714	81,331
7.25% 9/15/27	133	145
7.395% 6/20/25 to 11/20/27	1,406	1,536
7.5% 5/15/17 to 9/20/32	30,736	33,650
8% 8/15/18 to 7/15/32	7,958	8,794
8.5% 5/15/16 to 2/15/31	2,281	2,529
9% 12/15/13 to 5/15/30	1,192	1,347
9.5% 12/20/15 to 4/20/17	378	425
10.5% 1/15/14 to 10/15/18	445	505
13% 2/15/11 to 1/15/15	68	76
13.5% 7/15/10 to 1/15/15	7	7
		7,263,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,471,728)		7,623,524
Collateralized Mortgage Obligations - 6.1%

U.S. Government Agency - 6.1%
Fannie Mae:
floater Series 2007-95 Class A1, 0.4938% 8/27/36 (d)	13,359	12,424
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(e)	$ 2,574	$ 233
target amortization class Series G94-2 Class D, 6.45% 1/25/24	1,581	1,653
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (e)	1,885	363
Series 339 Class 5, 5.5% 7/1/33 (e)	2,993	507
Series 343 Class 16, 5.5% 5/1/34 (e)	2,223	418
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 0.545% 4/15/17 (d)	1,412	1,414
Series 3094 Class UF, 0% 9/15/34 (d)	613	470
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	2,785	3,161
Series 40 Class K, 6.5% 8/17/24	1,166	1,276
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	5,166	5,770
Series 2601 Class TI, 5.5% 10/15/22 (e)	10,239	956
Series 2957 Class SW, 5.755% 4/15/35 (d)(e)	8,802	824
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	40,229	42,682
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.595% 5/20/31 (d)	484	483
Series 2002-41 Class HF, 0.645% 6/16/32 (d)	554	554
Series 2007-22 Class TC, 0% 4/20/37 (d)	486	488
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	12,110	13,039
Series 1994-4 Class KQ, 7.9875% 7/16/24	765	873
Series 2000-26 Class PK, 7.5% 9/20/30	2,124	2,396
Series 2002-50 Class PE, 6% 7/20/32	16,348	17,676
Series 2003-31 Class PI, 5.5% 4/16/30 (e)	377	2
Series 2003-70 Class LE, 5% 7/20/32	44,000	46,082
Series 2004-19:
Class DJ, 4.5% 3/20/34	1,333	1,376
Class DP, 5.5% 3/20/34	3,895	4,198
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	24,706
Series 2004-98 Class IG, 5.5% 2/20/30 (e)	2,116	29
Series 2005-17 Class IA, 5.5% 8/20/33 (e)	4,065	178
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,766
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
planned amortization class:
Series 2005-54 Class BM, 5% 7/20/35	$ 9,658	$ 10,218
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,973
Series 2006-50 Class JC, 5% 6/20/36	11,780	12,305
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	19,935
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	525	583
Series 2001-40 Class Z, 6% 8/20/31	5,819	6,307
Series 2001-49 Class Z, 7% 10/16/31	2,578	2,833
Series 2002-18 Class ZB, 6% 3/20/32	5,757	6,197
Series 2002-29:
Class SK, 8.25% 5/20/32 (f)	257	278
Class Z, 6.5% 5/16/32	8,421	9,187
Series 2002-33 Class ZJ, 6.5% 5/20/32	4,975	5,367
Series 2002-42 Class ZA, 6% 6/20/32	3,730	4,032
Series 2002-43 Class Z, 6.5% 6/20/32	8,944	9,708
Series 2002-45 Class Z, 6% 6/20/32	2,087	2,243
Series 2002-49 Class ZA, 6.5% 7/20/32	31,891	34,649
Series 2003-75 Class ZA, 5.5% 9/20/33	6,981	7,304
Series 2004-65 Class VE, 5.5% 7/20/15	3,555	3,815
Series 2004-86 Class G, 6% 10/20/34	6,273	7,037
Series 2005-28 Class AJ, 5.5% 4/20/35	28,298	30,279
Series 2005-47 Class ZY, 6% 6/20/35	5,184	5,898
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,081
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,645
Series 1995-6 Class Z, 7% 9/20/25	1,617	1,703
Series 2003-92 Class SN, 6.185% 10/16/33 (d)(e)	21,842	2,443
Series 2004-32 Class GS, 6.255% 5/16/34 (e)(f)	2,081	285
Series 2005-6 Class EY, 5.5% 11/20/33 (c)	1,016	1,104
Series 2006-13 Class DS, 10.7325% 3/20/36 (f)	35,967	37,489
Series 2007-35 Class SC, 38.73% 6/16/37 (f)	11,493	17,184
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $407,139)		439,079
Commercial Mortgage Securities - 0.1%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.9132% 1/17/38 (d)(e)	6,824	125
Series 1998-M4 Class N, 0.9623% 2/25/35 (d)(e)	2,773	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.9777% 9/16/41 (d)(e)	$ 106,207	$ 1,558
Series 2001-12 Class X, 0.7238% 7/16/40 (d)(e)	32,047	384
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.789% 9/16/42 (d)(e)	116,590	3,171
Series 2002-62 Class IO, 1.267% 8/16/42 (d)(e)	63,128	1,519
Series 2002-85 Class X, 1.6412% 3/16/42 (d)(e)	60,355	3,616
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,677)		10,387
Cash Equivalents - 25.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations) # (Cost $1,852,213)	$ 1,852,224	1,852,213
TOTAL INVESTMENT PORTFOLIO - 138.5% (Cost $9,857,499)		10,028,953
NET OTHER ASSETS - (38.5)%		(2,789,368)
NET ASSETS - 100%		$ 7,239,585
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
114 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2010	$ 24,807	$ (198)

The face value of futures sold as a percentage of net assets - 0.3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 70,500	$ (271)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	106,320	(773)
		$ 176,820	$ (1,044)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $152,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,852,213,000 due 11/02/09 at 0.07%
Banc of America Securities LLC	$ 203,631
Goldman, Sachs & Co.	373,641
HSBC Securities (USA), Inc.	260,192
ING Financial Markets LLC	344,754
J.P. Morgan Securities, Inc.	130,096
Mizuho Securities USA, Inc.	396,794
RBC Capital Markets Corp.	52,038
Wachovia Bank NA	91,067
$ 1,852,213
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 103,750	$ -	$ 103,750	$ -
U.S. Government Agency - Mortgage Securities	7,623,524	-	7,623,524	-
Collateralized Mortgage Obligations	439,079	-	439,079	-
Commercial Mortgage Securities	10,387	-	10,387	-
Cash Equivalents	1,852,213	-	1,852,213	-
Total Investments in Securities:	$ 10,028,953	$ -	$ 10,028,953	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (198)	$ (198)	$ -	$ -
Swap Agreements	(1,044)	-	(1,044)	-
Total Liabilities	$ (1,242)	$ (198)	$ (1,044)	$ -
Other Financial Instruments:
Forward Commitments	$ (1,731)	$ -	$ (1,731)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,930
Total Realized Gain (Loss)	1
Total Unrealized Gain (Loss)	214
Cost of Purchases	-
Proceeds of Sales	(1,721)
Amortization/Accretion	-
Transfers in/out of Level 3	(12,424)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $9,857,282,000. Net unrealized appreciation aggregated $171,671,000, of which $187,595,000 related to appreciated investment securities and $15,924,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government Income Fund

October 31, 2009

1.809070.105

GOV-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 67.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 18.7%
Fannie Mae:
1% 11/23/11	$ 7,960	$ 7,957
1.75% 8/10/12	38,791	38,913
2.5% 5/15/14	7,739	7,754
2.75% 3/13/14	10,980	11,143
4.75% 11/19/12	7,255	7,919
6% 5/15/11	2,170	2,340
Federal Home Loan Bank:
1.625% 9/26/12	35,930	35,991
3.625% 10/18/13	78,950	83,492
5% 11/17/17	77,000	84,171
Freddie Mac:
1.125% 12/15/11	24,070	24,037
1.75% 6/15/12	92,572	93,324
2.125% 3/23/12 (b)	74,860	76,274
2.125% 9/21/12	23,180	23,565
2.5% 4/23/14	12,390	12,463
4.875% 11/15/13	600	663
4.875% 6/13/18	17,225	18,834
5% 1/30/14	25,000	27,505
5% 2/16/17	41,000	45,331
5.125% 11/17/17	28,891	32,157
5.75% 1/15/12	73,906	81,521
6.875% 9/15/10	88,000	92,895
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	122,990
6.8% 2/15/12	19,679	20,828
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,348	4,637
6.99% 5/21/16	16,670	18,551
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,276
5.66% 9/15/11 (c)	18,000	19,566
5.685% 5/15/12	24,035	26,627
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,717	4,950
Series 2002-20K Class 1, 5.08% 11/1/22	10,954	11,629
Series 2003-P10B, Class 1 5.136% 8/10/13	4,876	5,111
Series 2004-20H Class 1, 5.17% 8/1/24	2,948	3,145
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 12,000	$ 12,285
5.375% 4/1/56	8,429	8,650
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,092,494
U.S. Treasury Inflation Protected Obligations - 2.9%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18	29,024	29,212
1.875% 7/15/19	55,592	58,168
4.25% 1/15/10	82,918	83,662
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		171,042
U.S. Treasury Obligations - 39.4%
U.S. Treasury Bonds:
4.25% 5/15/39	30,094	30,165
4.375% 2/15/38	35,860	36,700
4.5% 8/15/39	15,000	15,670
5% 5/15/37	68,200	76,800
5.25% 2/15/29	72,363	82,302
6.125% 11/15/27	37,365	46,613
6.125% 8/15/29	20,127	25,335
6.25% 8/15/23	43,500	53,947
7.25% 5/15/16 (g)	132,937	167,625
7.5% 11/15/16	45,574	58,588
8% 11/15/21 (g)	14,605	20,577
9.875% 11/15/15	10,285	14,428
U.S. Treasury Notes:
0.875% 3/31/11	13,870	13,932
1% 10/31/11	320,662	321,264
1.25% 11/30/10	271,435	273,799
1.5% 10/31/10	34,835	35,211
1.75% 11/15/11	22,521	22,892
1.875% 6/15/12	83,319	84,679
1.875% 2/28/14	5,720	5,680
1.875% 4/30/14	65,909	65,204
2% 11/30/13	25,398	25,471
2.25% 5/31/14	91,473	91,866
2.375% 8/31/14	20,000	20,102
2.375% 9/30/14 (b)	30,000	30,119
2.375% 10/31/14	50,000	50,129
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 6/30/14	$ 36,000	$ 36,689
2.625% 7/31/14	50,000	50,898
2.625% 4/30/16	72,291	71,331
2.75% 2/15/19	13,700	13,019
3% 8/31/16	84,774	85,145
3.125% 8/31/13	48,935	51,275
3.125% 9/30/13	18,130	18,995
3.125% 5/15/19	21,201	20,747
3.25% 5/31/16	16,525	16,903
3.625% 5/15/13	19,440	20,729
3.625% 8/15/19	51,025	52,006
3.75% 11/15/18	15,801	16,290
3.875% 5/15/18	46,250	48,313
4% 2/15/15	23,619	25,497
4% 8/15/18	19,454	20,459
4.25% 11/15/17	27,475	29,529
4.5% 5/15/17	24,685	27,044
4.625% 8/31/11	593	635
4.625% 7/31/12	20	22
4.625% 11/15/16	8,000	8,848
4.75% 8/15/17	12,983	14,432
TOTAL U.S. TREASURY OBLIGATIONS		2,297,904
Other Government Related - 6.3%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,160
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (d)	18,670	18,843
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	88,059
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,328
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	40,635
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,007
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,222
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	8,912
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,856
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,098
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.625% 12/28/12 (FDIC Guaranteed) (d)	$ 16,154	$ 16,588
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,864
TOTAL OTHER GOVERNMENT RELATED		364,572
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,848,270)		3,926,012
U.S. Government Agency - Mortgage Securities - 24.5%

Fannie Mae - 17.0%
2.783% 2/1/33 (h)	492	502
2.804% 7/1/35 (h)	2,046	2,108
3.026% 7/1/35 (h)	198	202
3.102% 4/1/36 (h)	2,445	2,491
3.14% 10/1/33 (h)	168	172
3.25% 3/1/35 (h)	283	291
3.321% 9/1/34 (h)	4,521	4,656
3.358% 7/1/34 (h)	235	242
3.378% 7/1/35 (h)	1,727	1,782
3.437% 7/1/35 (h)	1,797	1,848
3.595% 3/1/35 (h)	97	99
3.6% 10/1/33 (h)	414	422
4% 9/1/13 to 6/1/24	7,694	7,864
4% 11/1/24 (e)	10,000	10,174
4% 11/1/24 (e)	23,000	23,400
4.03% 11/1/36 (h)	323	335
4.193% 3/1/34 (h)	455	469
4.224% 4/1/35 (h)	1,404	1,456
4.243% 12/1/34 (h)	685	699
4.285% 3/1/33 (h)	148	153
4.29% 6/1/36 (h)	542	562
4.295% 3/1/33 (h)	185	192
4.422% 3/1/35 (h)	692	715
4.471% 4/1/36 (h)	3,686	3,857
4.5% 11/1/24 (e)(f)	18,000	18,686
4.5% 11/1/24 (e)(f)	25,000	25,953
4.5% 10/1/33 (h)	337	347
4.5% 3/1/39 to 9/1/39	125,129	126,676
4.5% 11/1/39 (e)	46,000	46,511
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.539% 11/1/33 (h)	$ 1,178	$ 1,225
4.635% 9/1/35 (h)	3,720	3,869
4.643% 7/1/35 (h)	778	805
4.649% 11/1/35 (h)	2,567	2,655
4.724% 11/1/35 (h)	3,769	3,932
4.727% 2/1/34 (h)	144	148
4.779% 7/1/35 (h)	2,976	3,095
5% 6/1/14 to 8/1/39	80,514	84,788
5% 11/1/24 (e)	37,000	38,991
5.005% 2/1/34 (h)	4,331	4,502
5.132% 7/1/35 (h)	4,885	5,018
5.18% 6/1/35 (h)	33,295	34,433
5.185% 3/1/35 (h)	324	332
5.239% 5/1/35 (h)	3,736	3,958
5.27% 2/1/37 (h)	6,604	6,872
5.43% 8/1/36 (h)	4,375	4,570
5.5% 3/1/12 to 3/1/39	259,524	276,031
5.5% 11/1/39 (e)	500	526
5.633% 2/1/36 (h)	1,826	1,899
5.78% 3/1/36 (h)	5,381	5,650
5.844% 6/1/35 (h)	1,287	1,364
5.854% 3/1/36 (h)	6,376	6,785
5.857% 5/1/36 (h)	1,993	2,113
5.879% 3/1/36 (h)	4,930	5,154
6% 4/1/12 to 8/1/37	37,638	40,633
6% 10/14/39 (e)(f)	7,000	7,445
6% 11/1/39 (e)(f)	56,000	59,471
6.003% 4/1/36 (h)	32,536	34,089
6.22% 3/1/37 (h)	1,248	1,328
6.229% 5/1/36 (h)	8,902	9,366
6.427% 8/1/36 (h)	20,488	21,800
6.5% 2/1/12 to 4/1/37	25,597	27,497
7% 7/1/13 to 7/1/32	3,941	4,332
7.5% 8/1/10 to 4/1/29	43	46
8.5% 1/1/15 to 7/1/31	362	397
9% 11/1/11 to 5/1/14	329	347
9.5% 11/15/09 to 10/1/20	409	466
11% 8/1/10	0*	0*
11.25% 5/1/14	4	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.5% 6/15/19 to 1/15/21	$ 683	$ 759
12.5% 8/1/15 to 3/1/16	1	1
		989,561
Freddie Mac - 3.5%
3.156% 2/1/34 (h)	422	432
3.479% 3/1/35 (h)	1,329	1,369
3.55% 9/1/36 (h)	2,604	2,688
4% 11/1/24 (e)	13,500	13,735
4.033% 6/1/35 (h)	715	743
4.484% 5/1/35 (h)	1,285	1,329
4.5% 8/1/33	3,104	3,159
4.55% 4/1/35 (h)	4,510	4,685
4.589% 3/1/35 (h)	2,143	2,179
4.7% 2/1/34 (h)	4,309	4,515
4.787% 2/1/36 (h)	834	873
5% 8/1/35 to 6/1/38	7,635	7,925
5.034% 4/1/35 (h)	291	307
5.109% 7/1/35 (h)	2,599	2,691
5.129% 6/1/35 (h)	1,965	2,043
5.226% 3/1/33 (h)	97	100
5.26% 2/1/36 (h)	253	266
5.5% 8/1/14 to 7/1/36	64,929	69,767
5.521% 1/1/36 (h)	4,201	4,416
5.524% 1/1/36 (h)	3,142	3,332
5.692% 10/1/35 (h)	902	952
5.737% 5/1/37 (h)	2,500	2,584
6% 7/1/16 to 9/1/38	27,721	29,855
6.082% 6/1/36 (h)	4,230	4,501
6.237% 7/1/36 (h)	2,307	2,425
6.5% 11/1/10 to 3/1/36	33,420	35,927
7% 4/1/11	2	2
7.5% 5/1/11 to 7/1/16	1,124	1,212
8.5% 5/1/17 to 9/1/29	153	171
9% 9/1/14 to 10/1/20	31	34
9.5% 5/1/17 to 8/1/21	193	218
9.75% 8/1/14	117	130
10% 4/1/12 to 8/1/21	12	14
11% 8/1/13 to 5/1/14	42	47
12% 8/1/13 to 3/1/15	1	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 2/1/14 to 6/1/19	$ 8	$ 10
13% 8/1/10 to 6/1/15	3	4
		204,642
Government National Mortgage Association - 4.0%
4.5% 11/1/39 (e)	20,000	20,268
5% 9/20/33 to 10/20/39	61,275	64,123
5% 11/1/39 (e)	500	519
5% 11/1/39 (e)	10,000	10,380
5.5% 7/20/38	797	844
5.5% 11/1/39 (e)	17,000	17,936
6% 12/15/10 to 1/15/36	93,530	100,882
6.5% 2/15/24 to 10/15/35	15,269	16,475
7% 10/15/26 to 8/15/32	83	91
7.5% 3/15/28 to 8/15/29	109	119
8% 7/15/19 to 12/15/23	973	1,073
8.5% 1/15/25	4	4
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	70	80
		232,795
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,380,404)		1,426,998
Collateralized Mortgage Obligations - 10.3%

U.S. Government Agency - 10.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,075	1,168
Series 1993-207 Class H, 6.5% 11/25/23	15,717	17,012
Series 1993-240 Class PD, 6.25% 12/25/13	2,591	2,746
Series 1994-23 Class PZ, 6% 2/25/24	11,506	13,119
Series 1996-28 Class PK, 6.5% 7/25/25	2,988	3,242
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,247
Series 2006-45 Class OP, 6/25/36 (j)	4,926	4,173
Series 2006-62 Class KP, 4/25/36 (j)	10,613	8,587
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,163	2,424
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,962
Series 2003-22 Class IO, 6% 4/25/33 (i)	13,808	2,202
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,267
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	$ 2,150	$ 2,350
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	17,675	14,875
Series 384 Class 6, 5% 7/25/37 (i)	20,608	3,442
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2238% 8/25/31 (h)	494	501
Series 2002-49 Class FB, 0.845% 11/18/31 (h)	732	733
Series 2002-60 Class FV, 1.2438% 4/25/32 (h)	315	319
Series 2002-75 Class FA, 1.2438% 11/25/32 (h)	645	653
Series 2007-36:
Class FB, 0.6438% 4/25/37 (h)	30,310	29,899
Class FG, 0.6438% 4/25/37 (h)	5,933	5,860
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,722
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,560
Series 2005-102 Class CO, 11/25/35 (j)	5,036	4,184
Series 2006-12 Class BO, 10/25/35 (j)	22,837	19,186
Series 2006-37 Class OW, 5/25/36 (j)	5,552	4,738
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	15,068	16,221
Series 2001-46 Class ZG, 6% 9/25/31	5,466	5,899
Series 2002-79 Class Z, 5.5% 11/25/22	12,449	12,996
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	10,476
Series 2004-3 Class BA, 4% 7/25/17	417	434
Series 2005-117, Class JN, 4.5% 1/25/36	645	639
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,218
Series 2007-36:
Class GO, 4/25/37 (j)	947	823
Class PO, 4/25/37 (j)	2,137	1,667
Class SB, 6.3563% 4/25/37 (h)(i)	27,749	3,666
Class SG, 6.3563% 4/25/37 (h)(i)	12,320	1,358
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	474	502
Series 3149 Class OD, 5/15/36 (j)	27,796	22,606
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,728	1,868
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (h)	1,017	1,033
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed: - continued
planned amortization class Series 1681 Class PJ, 7% 12/15/23	$ 3,060	$ 3,121
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.845% 2/15/32 (h)	425	424
Series 2630 Class FL, 0.745% 6/15/18 (h)	550	550
Series 3008 Class SM, 0% 7/15/35 (h)	266	250
planned amortization class:
Series 1141 Class G, 9% 9/15/21	273	304
Series 1614 Class L, 6.5% 7/15/23	1,492	1,511
Series 2006-15 Class OP, 3/25/36 (j)	6,314	5,104
Series 2131 Class BG, 6% 3/15/29	36,430	39,132
Series 2356 Class GD, 6% 9/15/16	361	384
Series 2376 Class JE, 5.5% 11/15/16	2,486	2,664
Series 2381 Class OG, 5.5% 11/15/16	1,820	1,943
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,265
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,789
Series 2682 Class LD, 4.5% 10/15/33	777	800
Series 2802 Class OB, 6% 5/15/34	10,455	11,456
Series 2810 Class PD, 6% 6/15/33	995	1,073
Series 2937 Class KC, 4.5% 2/15/20	19,686	20,796
Series 2962 Class BE, 4.5% 4/15/20	15,015	15,770
Series 3077 Class TO, 4/15/35 (j)	13,790	11,381
Series 3110 Class OP, 9/15/35 (j)	13,018	10,847
Series 3119 Class PO, 2/15/36 (j)	15,868	12,832
Series 3121 Class KO, 3/15/36 (j)	5,137	4,485
Series 3123 Class LO, 3/15/36 (j)	10,313	8,375
Series 3145 Class GO, 4/15/36 (j)	9,260	7,526
Series 3151 Class PO, 5/15/36 (j)	10,026	8,163
sequential payer:
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,040
Series 2570 Class CU, 4.5% 7/15/17	1,055	1,094
Series 2574 Class HP, 5% 2/15/18	42,150	45,221
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,787
Series 2601 Class TB, 5.5% 4/15/23	869	924
Series 2617 Class GW, 3.5% 6/15/16	9	9
Series 2677 Class BC, 4% 9/15/18	20,040	20,511
Series 2729 Class GB, 5% 1/15/19	9,255	9,895
Series 2770 Class TW, 4.5% 3/15/19	19,670	20,417
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2773 Class HC, 4.5% 4/15/19	$ 704	$ 744
Series 2809 Class UA, 4% 12/15/14	245	244
Series 2860 Class CP, 4% 10/15/17	1,033	1,058
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,134
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,441
Series 3013 Class VJ, 5% 1/15/14	1,469	1,552
Series 2769 Class BU, 5% 3/15/34	1,454	1,433
Series 2863 Class DB, 4% 9/15/14	1,013	1,044
Series 2957 Class SW, 5.755% 4/15/35 (h)(i)	20,177	1,890
Series 3002 Class SN, 6.255% 7/15/35 (h)(i)	20,060	2,076
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	6,908	7,423
Series 2877 Class JC, 5% 10/15/34	1,134	1,174
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	3,448	3,748
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $563,225)		601,381
Nonconvertible Bonds - 0.9%

FINANCIALS - 0.9%
Consumer Finance - 0.9%
GMAC, Inc. 1.75% 10/30/12 (Cost $51,101)	51,106	51,195
Cash Equivalents - 6.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 10/30/09 due 11/2/09:
(Collateralized by U.S. Government Obligations) #	$ 124,187	$ 124,186
(Collateralized by U.S. Government Obligations) # (a)	235,713	235,712
TOTAL CASH EQUIVALENTS (Cost $359,898)		359,898
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $6,202,898)		6,365,484
NET OTHER ASSETS - (9.2)%		(535,808)
NET ASSETS - 100%		$ 5,829,676
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 20,000	(1,775)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(11,479)
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	13,445	1,082
		$ 99,445	$ (12,172)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,566,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $364,572,000 or 6.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,202,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$124,186,000 due 11/02/09 at 0.07%
Banc of America Securities LLC	$ 13,653
Goldman, Sachs & Co.	25,052
HSBC Securities (USA), Inc.	17,445
ING Financial Markets LLC	23,115
J.P. Morgan Securities, Inc.	8,723
Mizuho Securities USA, Inc.	26,603
RBC Capital Markets Corp.	3,489
Wachovia Bank NA	6,106
$ 124,186
$235,712,000 due 11/02/09 at 0.07%
Goldman, Sachs & Co.	$ 235,712

Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,926,012	$ -	$ 3,921,375	$ 4,637
U.S. Government Agency - Mortgage Securities	1,426,998	-	1,426,998	-
Collateralized Mortgage Obligations	601,381	-	601,381	-
Corporate Bonds	51,195	-	51,195	-
Cash Equivalents	359,898	-	359,898	-
Total Investments in Securities:	$ 6,365,484	$ -	$ 6,360,847	$ 4,637
Derivative Instruments:
Assets
Swap Agreements	$ 1,082	$ -	$ 1,082	$ -
Liabilities
Swap Agreements	$ (13,254)	$ -	$ (13,254)	$ -
Total Derivative Instruments:	$ (12,172)	$ -	$ (12,172)	$ -
Other Financial Instruments:
Forward Commitments	$ (440)	$ -	$ (440)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,903
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10)
Cost of Purchases	-
Proceeds of Sales	(256)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 4,637
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (10)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $6,204,257,000. Net unrealized appreciation aggregated $161,227,000, of which $173,129,000 related to appreciated investment securities and $11,902,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Government Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity Government Income Fund

1.859105.102

AGVT-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 67.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 18.7%
Fannie Mae:
1% 11/23/11	$ 7,960	$ 7,957
1.75% 8/10/12	38,791	38,913
2.5% 5/15/14	7,739	7,754
2.75% 3/13/14	10,980	11,143
4.75% 11/19/12	7,255	7,919
6% 5/15/11	2,170	2,340
Federal Home Loan Bank:
1.625% 9/26/12	35,930	35,991
3.625% 10/18/13	78,950	83,492
5% 11/17/17	77,000	84,171
Freddie Mac:
1.125% 12/15/11	24,070	24,037
1.75% 6/15/12	92,572	93,324
2.125% 3/23/12 (b)	74,860	76,274
2.125% 9/21/12	23,180	23,565
2.5% 4/23/14	12,390	12,463
4.875% 11/15/13	600	663
4.875% 6/13/18	17,225	18,834
5% 1/30/14	25,000	27,505
5% 2/16/17	41,000	45,331
5.125% 11/17/17	28,891	32,157
5.75% 1/15/12	73,906	81,521
6.875% 9/15/10	88,000	92,895
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	122,990
6.8% 2/15/12	19,679	20,828
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,348	4,637
6.99% 5/21/16	16,670	18,551
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,276
5.66% 9/15/11 (c)	18,000	19,566
5.685% 5/15/12	24,035	26,627
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,717	4,950
Series 2002-20K Class 1, 5.08% 11/1/22	10,954	11,629
Series 2003-P10B, Class 1 5.136% 8/10/13	4,876	5,111
Series 2004-20H Class 1, 5.17% 8/1/24	2,948	3,145
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 12,000	$ 12,285
5.375% 4/1/56	8,429	8,650
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,092,494
U.S. Treasury Inflation Protected Obligations - 2.9%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18	29,024	29,212
1.875% 7/15/19	55,592	58,168
4.25% 1/15/10	82,918	83,662
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		171,042
U.S. Treasury Obligations - 39.4%
U.S. Treasury Bonds:
4.25% 5/15/39	30,094	30,165
4.375% 2/15/38	35,860	36,700
4.5% 8/15/39	15,000	15,670
5% 5/15/37	68,200	76,800
5.25% 2/15/29	72,363	82,302
6.125% 11/15/27	37,365	46,613
6.125% 8/15/29	20,127	25,335
6.25% 8/15/23	43,500	53,947
7.25% 5/15/16 (g)	132,937	167,625
7.5% 11/15/16	45,574	58,588
8% 11/15/21 (g)	14,605	20,577
9.875% 11/15/15	10,285	14,428
U.S. Treasury Notes:
0.875% 3/31/11	13,870	13,932
1% 10/31/11	320,662	321,264
1.25% 11/30/10	271,435	273,799
1.5% 10/31/10	34,835	35,211
1.75% 11/15/11	22,521	22,892
1.875% 6/15/12	83,319	84,679
1.875% 2/28/14	5,720	5,680
1.875% 4/30/14	65,909	65,204
2% 11/30/13	25,398	25,471
2.25% 5/31/14	91,473	91,866
2.375% 8/31/14	20,000	20,102
2.375% 9/30/14 (b)	30,000	30,119
2.375% 10/31/14	50,000	50,129
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 6/30/14	$ 36,000	$ 36,689
2.625% 7/31/14	50,000	50,898
2.625% 4/30/16	72,291	71,331
2.75% 2/15/19	13,700	13,019
3% 8/31/16	84,774	85,145
3.125% 8/31/13	48,935	51,275
3.125% 9/30/13	18,130	18,995
3.125% 5/15/19	21,201	20,747
3.25% 5/31/16	16,525	16,903
3.625% 5/15/13	19,440	20,729
3.625% 8/15/19	51,025	52,006
3.75% 11/15/18	15,801	16,290
3.875% 5/15/18	46,250	48,313
4% 2/15/15	23,619	25,497
4% 8/15/18	19,454	20,459
4.25% 11/15/17	27,475	29,529
4.5% 5/15/17	24,685	27,044
4.625% 8/31/11	593	635
4.625% 7/31/12	20	22
4.625% 11/15/16	8,000	8,848
4.75% 8/15/17	12,983	14,432
TOTAL U.S. TREASURY OBLIGATIONS		2,297,904
Other Government Related - 6.3%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,160
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (d)	18,670	18,843
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	88,059
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,328
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	40,635
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,007
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,222
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	8,912
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,856
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,098
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.625% 12/28/12 (FDIC Guaranteed) (d)	$ 16,154	$ 16,588
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,864
TOTAL OTHER GOVERNMENT RELATED		364,572
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,848,270)		3,926,012
U.S. Government Agency - Mortgage Securities - 24.5%

Fannie Mae - 17.0%
2.783% 2/1/33 (h)	492	502
2.804% 7/1/35 (h)	2,046	2,108
3.026% 7/1/35 (h)	198	202
3.102% 4/1/36 (h)	2,445	2,491
3.14% 10/1/33 (h)	168	172
3.25% 3/1/35 (h)	283	291
3.321% 9/1/34 (h)	4,521	4,656
3.358% 7/1/34 (h)	235	242
3.378% 7/1/35 (h)	1,727	1,782
3.437% 7/1/35 (h)	1,797	1,848
3.595% 3/1/35 (h)	97	99
3.6% 10/1/33 (h)	414	422
4% 9/1/13 to 6/1/24	7,694	7,864
4% 11/1/24 (e)	10,000	10,174
4% 11/1/24 (e)	23,000	23,400
4.03% 11/1/36 (h)	323	335
4.193% 3/1/34 (h)	455	469
4.224% 4/1/35 (h)	1,404	1,456
4.243% 12/1/34 (h)	685	699
4.285% 3/1/33 (h)	148	153
4.29% 6/1/36 (h)	542	562
4.295% 3/1/33 (h)	185	192
4.422% 3/1/35 (h)	692	715
4.471% 4/1/36 (h)	3,686	3,857
4.5% 11/1/24 (e)(f)	18,000	18,686
4.5% 11/1/24 (e)(f)	25,000	25,953
4.5% 10/1/33 (h)	337	347
4.5% 3/1/39 to 9/1/39	125,129	126,676
4.5% 11/1/39 (e)	46,000	46,511
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.539% 11/1/33 (h)	$ 1,178	$ 1,225
4.635% 9/1/35 (h)	3,720	3,869
4.643% 7/1/35 (h)	778	805
4.649% 11/1/35 (h)	2,567	2,655
4.724% 11/1/35 (h)	3,769	3,932
4.727% 2/1/34 (h)	144	148
4.779% 7/1/35 (h)	2,976	3,095
5% 6/1/14 to 8/1/39	80,514	84,788
5% 11/1/24 (e)	37,000	38,991
5.005% 2/1/34 (h)	4,331	4,502
5.132% 7/1/35 (h)	4,885	5,018
5.18% 6/1/35 (h)	33,295	34,433
5.185% 3/1/35 (h)	324	332
5.239% 5/1/35 (h)	3,736	3,958
5.27% 2/1/37 (h)	6,604	6,872
5.43% 8/1/36 (h)	4,375	4,570
5.5% 3/1/12 to 3/1/39	259,524	276,031
5.5% 11/1/39 (e)	500	526
5.633% 2/1/36 (h)	1,826	1,899
5.78% 3/1/36 (h)	5,381	5,650
5.844% 6/1/35 (h)	1,287	1,364
5.854% 3/1/36 (h)	6,376	6,785
5.857% 5/1/36 (h)	1,993	2,113
5.879% 3/1/36 (h)	4,930	5,154
6% 4/1/12 to 8/1/37	37,638	40,633
6% 10/14/39 (e)(f)	7,000	7,445
6% 11/1/39 (e)(f)	56,000	59,471
6.003% 4/1/36 (h)	32,536	34,089
6.22% 3/1/37 (h)	1,248	1,328
6.229% 5/1/36 (h)	8,902	9,366
6.427% 8/1/36 (h)	20,488	21,800
6.5% 2/1/12 to 4/1/37	25,597	27,497
7% 7/1/13 to 7/1/32	3,941	4,332
7.5% 8/1/10 to 4/1/29	43	46
8.5% 1/1/15 to 7/1/31	362	397
9% 11/1/11 to 5/1/14	329	347
9.5% 11/15/09 to 10/1/20	409	466
11% 8/1/10	0*	0*
11.25% 5/1/14	4	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.5% 6/15/19 to 1/15/21	$ 683	$ 759
12.5% 8/1/15 to 3/1/16	1	1
		989,561
Freddie Mac - 3.5%
3.156% 2/1/34 (h)	422	432
3.479% 3/1/35 (h)	1,329	1,369
3.55% 9/1/36 (h)	2,604	2,688
4% 11/1/24 (e)	13,500	13,735
4.033% 6/1/35 (h)	715	743
4.484% 5/1/35 (h)	1,285	1,329
4.5% 8/1/33	3,104	3,159
4.55% 4/1/35 (h)	4,510	4,685
4.589% 3/1/35 (h)	2,143	2,179
4.7% 2/1/34 (h)	4,309	4,515
4.787% 2/1/36 (h)	834	873
5% 8/1/35 to 6/1/38	7,635	7,925
5.034% 4/1/35 (h)	291	307
5.109% 7/1/35 (h)	2,599	2,691
5.129% 6/1/35 (h)	1,965	2,043
5.226% 3/1/33 (h)	97	100
5.26% 2/1/36 (h)	253	266
5.5% 8/1/14 to 7/1/36	64,929	69,767
5.521% 1/1/36 (h)	4,201	4,416
5.524% 1/1/36 (h)	3,142	3,332
5.692% 10/1/35 (h)	902	952
5.737% 5/1/37 (h)	2,500	2,584
6% 7/1/16 to 9/1/38	27,721	29,855
6.082% 6/1/36 (h)	4,230	4,501
6.237% 7/1/36 (h)	2,307	2,425
6.5% 11/1/10 to 3/1/36	33,420	35,927
7% 4/1/11	2	2
7.5% 5/1/11 to 7/1/16	1,124	1,212
8.5% 5/1/17 to 9/1/29	153	171
9% 9/1/14 to 10/1/20	31	34
9.5% 5/1/17 to 8/1/21	193	218
9.75% 8/1/14	117	130
10% 4/1/12 to 8/1/21	12	14
11% 8/1/13 to 5/1/14	42	47
12% 8/1/13 to 3/1/15	1	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 2/1/14 to 6/1/19	$ 8	$ 10
13% 8/1/10 to 6/1/15	3	4
		204,642
Government National Mortgage Association - 4.0%
4.5% 11/1/39 (e)	20,000	20,268
5% 9/20/33 to 10/20/39	61,275	64,123
5% 11/1/39 (e)	500	519
5% 11/1/39 (e)	10,000	10,380
5.5% 7/20/38	797	844
5.5% 11/1/39 (e)	17,000	17,936
6% 12/15/10 to 1/15/36	93,530	100,882
6.5% 2/15/24 to 10/15/35	15,269	16,475
7% 10/15/26 to 8/15/32	83	91
7.5% 3/15/28 to 8/15/29	109	119
8% 7/15/19 to 12/15/23	973	1,073
8.5% 1/15/25	4	4
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	70	80
		232,795
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,380,404)		1,426,998
Collateralized Mortgage Obligations - 10.3%

U.S. Government Agency - 10.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,075	1,168
Series 1993-207 Class H, 6.5% 11/25/23	15,717	17,012
Series 1993-240 Class PD, 6.25% 12/25/13	2,591	2,746
Series 1994-23 Class PZ, 6% 2/25/24	11,506	13,119
Series 1996-28 Class PK, 6.5% 7/25/25	2,988	3,242
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,247
Series 2006-45 Class OP, 6/25/36 (j)	4,926	4,173
Series 2006-62 Class KP, 4/25/36 (j)	10,613	8,587
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,163	2,424
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,962
Series 2003-22 Class IO, 6% 4/25/33 (i)	13,808	2,202
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,267
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	$ 2,150	$ 2,350
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	17,675	14,875
Series 384 Class 6, 5% 7/25/37 (i)	20,608	3,442
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2238% 8/25/31 (h)	494	501
Series 2002-49 Class FB, 0.845% 11/18/31 (h)	732	733
Series 2002-60 Class FV, 1.2438% 4/25/32 (h)	315	319
Series 2002-75 Class FA, 1.2438% 11/25/32 (h)	645	653
Series 2007-36:
Class FB, 0.6438% 4/25/37 (h)	30,310	29,899
Class FG, 0.6438% 4/25/37 (h)	5,933	5,860
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,722
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,560
Series 2005-102 Class CO, 11/25/35 (j)	5,036	4,184
Series 2006-12 Class BO, 10/25/35 (j)	22,837	19,186
Series 2006-37 Class OW, 5/25/36 (j)	5,552	4,738
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	15,068	16,221
Series 2001-46 Class ZG, 6% 9/25/31	5,466	5,899
Series 2002-79 Class Z, 5.5% 11/25/22	12,449	12,996
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	10,476
Series 2004-3 Class BA, 4% 7/25/17	417	434
Series 2005-117, Class JN, 4.5% 1/25/36	645	639
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,218
Series 2007-36:
Class GO, 4/25/37 (j)	947	823
Class PO, 4/25/37 (j)	2,137	1,667
Class SB, 6.3563% 4/25/37 (h)(i)	27,749	3,666
Class SG, 6.3563% 4/25/37 (h)(i)	12,320	1,358
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	474	502
Series 3149 Class OD, 5/15/36 (j)	27,796	22,606
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,728	1,868
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (h)	1,017	1,033
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed: - continued
planned amortization class Series 1681 Class PJ, 7% 12/15/23	$ 3,060	$ 3,121
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.845% 2/15/32 (h)	425	424
Series 2630 Class FL, 0.745% 6/15/18 (h)	550	550
Series 3008 Class SM, 0% 7/15/35 (h)	266	250
planned amortization class:
Series 1141 Class G, 9% 9/15/21	273	304
Series 1614 Class L, 6.5% 7/15/23	1,492	1,511
Series 2006-15 Class OP, 3/25/36 (j)	6,314	5,104
Series 2131 Class BG, 6% 3/15/29	36,430	39,132
Series 2356 Class GD, 6% 9/15/16	361	384
Series 2376 Class JE, 5.5% 11/15/16	2,486	2,664
Series 2381 Class OG, 5.5% 11/15/16	1,820	1,943
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,265
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,789
Series 2682 Class LD, 4.5% 10/15/33	777	800
Series 2802 Class OB, 6% 5/15/34	10,455	11,456
Series 2810 Class PD, 6% 6/15/33	995	1,073
Series 2937 Class KC, 4.5% 2/15/20	19,686	20,796
Series 2962 Class BE, 4.5% 4/15/20	15,015	15,770
Series 3077 Class TO, 4/15/35 (j)	13,790	11,381
Series 3110 Class OP, 9/15/35 (j)	13,018	10,847
Series 3119 Class PO, 2/15/36 (j)	15,868	12,832
Series 3121 Class KO, 3/15/36 (j)	5,137	4,485
Series 3123 Class LO, 3/15/36 (j)	10,313	8,375
Series 3145 Class GO, 4/15/36 (j)	9,260	7,526
Series 3151 Class PO, 5/15/36 (j)	10,026	8,163
sequential payer:
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,040
Series 2570 Class CU, 4.5% 7/15/17	1,055	1,094
Series 2574 Class HP, 5% 2/15/18	42,150	45,221
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,787
Series 2601 Class TB, 5.5% 4/15/23	869	924
Series 2617 Class GW, 3.5% 6/15/16	9	9
Series 2677 Class BC, 4% 9/15/18	20,040	20,511
Series 2729 Class GB, 5% 1/15/19	9,255	9,895
Series 2770 Class TW, 4.5% 3/15/19	19,670	20,417
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2773 Class HC, 4.5% 4/15/19	$ 704	$ 744
Series 2809 Class UA, 4% 12/15/14	245	244
Series 2860 Class CP, 4% 10/15/17	1,033	1,058
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,134
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,441
Series 3013 Class VJ, 5% 1/15/14	1,469	1,552
Series 2769 Class BU, 5% 3/15/34	1,454	1,433
Series 2863 Class DB, 4% 9/15/14	1,013	1,044
Series 2957 Class SW, 5.755% 4/15/35 (h)(i)	20,177	1,890
Series 3002 Class SN, 6.255% 7/15/35 (h)(i)	20,060	2,076
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	6,908	7,423
Series 2877 Class JC, 5% 10/15/34	1,134	1,174
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	3,448	3,748
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $563,225)		601,381
Nonconvertible Bonds - 0.9%

FINANCIALS - 0.9%
Consumer Finance - 0.9%
GMAC, Inc. 1.75% 10/30/12 (Cost $51,101)	51,106	51,195
Cash Equivalents - 6.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 10/30/09 due 11/2/09:
(Collateralized by U.S. Government Obligations) #	$ 124,187	$ 124,186
(Collateralized by U.S. Government Obligations) # (a)	235,713	235,712
TOTAL CASH EQUIVALENTS (Cost $359,898)		359,898
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $6,202,898)		6,365,484
NET OTHER ASSETS - (9.2)%		(535,808)
NET ASSETS - 100%		$ 5,829,676
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 20,000	(1,775)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(11,479)
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	13,445	1,082
		$ 99,445	$ (12,172)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,566,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $364,572,000 or 6.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,202,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$124,186,000 due 11/02/09 at 0.07%
Banc of America Securities LLC	$ 13,653
Goldman, Sachs & Co.	25,052
HSBC Securities (USA), Inc.	17,445
ING Financial Markets LLC	23,115
J.P. Morgan Securities, Inc.	8,723
Mizuho Securities USA, Inc.	26,603
RBC Capital Markets Corp.	3,489
Wachovia Bank NA	6,106
$ 124,186
$235,712,000 due 11/02/09 at 0.07%
Goldman, Sachs & Co.	$ 235,712

Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,926,012	$ -	$ 3,921,375	$ 4,637
U.S. Government Agency - Mortgage Securities	1,426,998	-	1,426,998	-
Collateralized Mortgage Obligations	601,381	-	601,381	-
Corporate Bonds	51,195	-	51,195	-
Cash Equivalents	359,898	-	359,898	-
Total Investments in Securities:	$ 6,365,484	$ -	$ 6,360,847	$ 4,637
Derivative Instruments:
Assets
Swap Agreements	$ 1,082	$ -	$ 1,082	$ -
Liabilities
Swap Agreements	$ (13,254)	$ -	$ (13,254)	$ -
Total Derivative Instruments:	$ (12,172)	$ -	$ (12,172)	$ -
Other Financial Instruments:
Forward Commitments	$ (440)	$ -	$ (440)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,903
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10)
Cost of Purchases	-
Proceeds of Sales	(256)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 4,637
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (10)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $6,204,257,000. Net unrealized appreciation aggregated $161,227,000, of which $173,129,000 related to appreciated investment securities and $11,902,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2016 FundSM

October 31, 2009

1.858577.102

RW16-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 28.7%
	Shares	Value
Domestic Equity Funds - 26.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	22,887	$ 308,286
Fidelity Disciplined Equity Fund	16,192	319,301
Fidelity Equity-Income Fund	8,656	318,973
Fidelity Large Cap Core Enhanced Index Fund	70,763	515,155
Fidelity Series 100 Index Fund	51,594	391,080
Fidelity Series Broad Market Opportunities Fund	65,580	509,559
Fidelity Series Small Cap Opportunities Fund	27,446	198,987
TOTAL DOMESTIC EQUITY FUNDS		2,561,341
International Equity Funds - 2.5%
Fidelity Advisor International Discovery Fund Institutional Class	8,384	241,196
TOTAL EQUITY FUNDS (Cost $3,375,575)		2,802,537
Fixed-Income Funds - 41.5%

High Yield Fixed-Income Funds - 0.5%
Fidelity Capital & Income Fund	2,908	23,758
Fidelity Strategic Income Fund	2,208	23,800
TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,558

	Shares	Value
Investment Grade Fixed-Income Funds - 41.0%
Fidelity Government Income Fund	75,581	$ 799,651
Fidelity Strategic Real Return Fund	95,501	792,662
Fidelity Total Bond Fund	228,742	2,406,363
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,998,676
TOTAL FIXED-INCOME FUNDS (Cost $4,046,340)		4,046,234
Short-Term Funds - 29.8%

Fidelity Institutional Money Market Portfolio Institutional Class	1,451,051	1,451,051
Fidelity Short-Term Bond Fund	175,249	1,458,068
TOTAL SHORT-TERM FUNDS (Cost $2,919,629)		2,909,119
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,341,544)		$ 9,757,890
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $10,522,419. Net unrealized depreciation aggregated $764,529, of which $135,108 related to appreciated investment securities and $899,637 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2016 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2016 FundSM

1.858553.102

ARW16-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 28.7%
	Shares	Value
Domestic Equity Funds - 26.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	22,887	$ 308,286
Fidelity Disciplined Equity Fund	16,192	319,301
Fidelity Equity-Income Fund	8,656	318,973
Fidelity Large Cap Core Enhanced Index Fund	70,763	515,155
Fidelity Series 100 Index Fund	51,594	391,080
Fidelity Series Broad Market Opportunities Fund	65,580	509,559
Fidelity Series Small Cap Opportunities Fund	27,446	198,987
TOTAL DOMESTIC EQUITY FUNDS		2,561,341
International Equity Funds - 2.5%
Fidelity Advisor International Discovery Fund Institutional Class	8,384	241,196
TOTAL EQUITY FUNDS (Cost $3,375,575)		2,802,537
Fixed-Income Funds - 41.5%

High Yield Fixed-Income Funds - 0.5%
Fidelity Capital & Income Fund	2,908	23,758
Fidelity Strategic Income Fund	2,208	23,800
TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,558

	Shares	Value
Investment Grade Fixed-Income Funds - 41.0%
Fidelity Government Income Fund	75,581	$ 799,651
Fidelity Strategic Real Return Fund	95,501	792,662
Fidelity Total Bond Fund	228,742	2,406,363
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,998,676
TOTAL FIXED-INCOME FUNDS (Cost $4,046,340)		4,046,234
Short-Term Funds - 29.8%

Fidelity Institutional Money Market Portfolio Institutional Class	1,451,051	1,451,051
Fidelity Short-Term Bond Fund	175,249	1,458,068
TOTAL SHORT-TERM FUNDS (Cost $2,919,629)		2,909,119
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,341,544)		$ 9,757,890
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $10,522,419. Net unrealized depreciation aggregated $764,529, of which $135,108 related to appreciated investment securities and $899,637 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

October 31, 2009

1.858579.102

RW18-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 35.5%
	Shares	Value
Domestic Equity Funds - 32.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	13,994	$ 188,506
Fidelity Disciplined Equity Fund	9,899	195,212
Fidelity Equity-Income Fund	5,292	195,021
Fidelity Large Cap Core Enhanced Index Fund	43,165	314,240
Fidelity Series 100 Index Fund	31,556	239,192
Fidelity Series Broad Market Opportunities Fund	40,008	310,859
Fidelity Series Small Cap Opportunities Fund	16,764	121,537
TOTAL DOMESTIC EQUITY FUNDS		1,564,567
International Equity Funds - 3.4%
Fidelity Advisor International Discovery Fund Institutional Class	5,778	166,246
TOTAL EQUITY FUNDS (Cost $2,224,697)		1,730,813
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	7,595	62,047
Fidelity Strategic Income Fund	5,768	62,178
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,225

	Shares	Value
Investment Grade Fixed-Income Funds - 37.7%
Fidelity Government Income Fund	34,746	$ 367,613
Fidelity Strategic Real Return Fund	43,906	364,422
Fidelity Total Bond Fund	105,197	1,106,669
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,838,704
TOTAL FIXED-INCOME FUNDS (Cost $1,979,357)		1,962,929
Short-Term Funds - 24.3%

Fidelity Institutional Money Market Portfolio Institutional Class	592,377	592,377
Fidelity Short-Term Bond Fund	71,577	595,525
TOTAL SHORT-TERM FUNDS (Cost $1,194,675)		1,187,902
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,398,729)		$ 4,881,644
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $5,504,806. Net unrealized depreciation aggregated $623,162, of which $38,930 related to appreciated investment securities and $662,092 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2018 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858555.102

ARW18-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 35.5%
	Shares	Value
Domestic Equity Funds - 32.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	13,994	$ 188,506
Fidelity Disciplined Equity Fund	9,899	195,212
Fidelity Equity-Income Fund	5,292	195,021
Fidelity Large Cap Core Enhanced Index Fund	43,165	314,240
Fidelity Series 100 Index Fund	31,556	239,192
Fidelity Series Broad Market Opportunities Fund	40,008	310,859
Fidelity Series Small Cap Opportunities Fund	16,764	121,537
TOTAL DOMESTIC EQUITY FUNDS		1,564,567
International Equity Funds - 3.4%
Fidelity Advisor International Discovery Fund Institutional Class	5,778	166,246
TOTAL EQUITY FUNDS (Cost $2,224,697)		1,730,813
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	7,595	62,047
Fidelity Strategic Income Fund	5,768	62,178
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,225

	Shares	Value
Investment Grade Fixed-Income Funds - 37.7%
Fidelity Government Income Fund	34,746	$ 367,613
Fidelity Strategic Real Return Fund	43,906	364,422
Fidelity Total Bond Fund	105,197	1,106,669
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,838,704
TOTAL FIXED-INCOME FUNDS (Cost $1,979,357)		1,962,929
Short-Term Funds - 24.3%

Fidelity Institutional Money Market Portfolio Institutional Class	592,377	592,377
Fidelity Short-Term Bond Fund	71,577	595,525
TOTAL SHORT-TERM FUNDS (Cost $1,194,675)		1,187,902
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,398,729)		$ 4,881,644
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $5,504,806. Net unrealized depreciation aggregated $623,162, of which $38,930 related to appreciated investment securities and $662,092 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

October 31, 2009

1.858582.102

RW20-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 40.7%
	Shares	Value
Domestic Equity Funds - 36.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,979	$ 120,951
Fidelity Disciplined Equity Fund	6,348	125,190
Fidelity Equity-Income Fund	3,394	125,067
Fidelity Large Cap Core Enhanced Index Fund	27,686	201,552
Fidelity Series 100 Index Fund	20,199	153,110
Fidelity Series Broad Market Opportunities Fund	25,662	199,390
Fidelity Series Small Cap Opportunities Fund	10,783	78,175
TOTAL DOMESTIC EQUITY FUNDS		1,003,435
International Equity Funds - 4.3%
Fidelity Advisor International Discovery Fund Institutional Class	4,132	118,875
TOTAL EQUITY FUNDS (Cost $1,247,055)		1,122,310
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund	5,675	46,367
Fidelity Strategic Income Fund	4,310	46,465
TOTAL HIGH YIELD FIXED-INCOME FUNDS		92,832

	Shares	Value
Investment Grade Fixed-Income Funds - 35.3%
Fidelity Government Income Fund	18,391	$ 194,579
Fidelity Strategic Real Return Fund	23,241	192,901
Fidelity Total Bond Fund	55,759	586,584
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		974,064
TOTAL FIXED-INCOME FUNDS (Cost $1,044,530)		1,066,896
Short-Term Funds - 20.6%

Fidelity Institutional Money Market Portfolio Institutional Class	282,607	282,607
Fidelity Short-Term Bond Fund	34,147	284,103
TOTAL SHORT-TERM FUNDS (Cost $566,358)		566,710
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,857,943)		$ 2,755,916
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $2,943,066. Net unrealized depreciation aggregated $187,150, of which $71,316 related to appreciated investment securities and $258,466 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2020 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858557.102

ARW20-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 40.7%
	Shares	Value
Domestic Equity Funds - 36.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,979	$ 120,951
Fidelity Disciplined Equity Fund	6,348	125,190
Fidelity Equity-Income Fund	3,394	125,067
Fidelity Large Cap Core Enhanced Index Fund	27,686	201,552
Fidelity Series 100 Index Fund	20,199	153,110
Fidelity Series Broad Market Opportunities Fund	25,662	199,390
Fidelity Series Small Cap Opportunities Fund	10,783	78,175
TOTAL DOMESTIC EQUITY FUNDS		1,003,435
International Equity Funds - 4.3%
Fidelity Advisor International Discovery Fund Institutional Class	4,132	118,875
TOTAL EQUITY FUNDS (Cost $1,247,055)		1,122,310
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund	5,675	46,367
Fidelity Strategic Income Fund	4,310	46,465
TOTAL HIGH YIELD FIXED-INCOME FUNDS		92,832

	Shares	Value
Investment Grade Fixed-Income Funds - 35.3%
Fidelity Government Income Fund	18,391	$ 194,579
Fidelity Strategic Real Return Fund	23,241	192,901
Fidelity Total Bond Fund	55,759	586,584
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		974,064
TOTAL FIXED-INCOME FUNDS (Cost $1,044,530)		1,066,896
Short-Term Funds - 20.6%

Fidelity Institutional Money Market Portfolio Institutional Class	282,607	282,607
Fidelity Short-Term Bond Fund	34,147	284,103
TOTAL SHORT-TERM FUNDS (Cost $566,358)		566,710
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,857,943)		$ 2,755,916
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $2,943,066. Net unrealized depreciation aggregated $187,150, of which $71,316 related to appreciated investment securities and $258,466 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

October 31, 2009

1.858584.102

RW22-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.5%
	Shares	Value
Domestic Equity Funds - 39.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,589	$ 142,636
Fidelity Disciplined Equity Fund	7,480	147,504
Fidelity Equity-Income Fund	3,999	147,361
Fidelity Large Cap Core Enhanced Index Fund	32,679	237,900
Fidelity Series 100 Index Fund	23,874	180,963
Fidelity Series Broad Market Opportunities Fund	30,293	235,375
Fidelity Series Small Cap Opportunities Fund	12,700	92,078
TOTAL DOMESTIC EQUITY FUNDS		1,183,817
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,392	155,126
TOTAL EQUITY FUNDS (Cost $1,762,504)		1,338,943
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	7,303	59,668
Fidelity Strategic Income Fund	5,546	59,784
TOTAL HIGH YIELD FIXED-INCOME FUNDS		119,452

	Shares	Value
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	19,016	$ 201,188
Fidelity Strategic Real Return Fund	24,035	199,490
Fidelity Total Bond Fund	57,689	606,890
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,007,568
TOTAL FIXED-INCOME FUNDS (Cost $1,140,511)		1,127,020
Short-Term Funds - 18.1%

Fidelity Institutional Money Market Portfolio Institutional Class	271,141	271,141
Fidelity Short-Term Bond Fund	32,764	272,593
TOTAL SHORT-TERM FUNDS (Cost $548,116)		543,734
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,451,131)		$ 3,009,697
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $3,517,198. Net unrealized depreciation aggregated $507,501, of which $20,365 related to appreciated investment securities and $527,866 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2022 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858560.102

ARW22-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.5%
	Shares	Value
Domestic Equity Funds - 39.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,589	$ 142,636
Fidelity Disciplined Equity Fund	7,480	147,504
Fidelity Equity-Income Fund	3,999	147,361
Fidelity Large Cap Core Enhanced Index Fund	32,679	237,900
Fidelity Series 100 Index Fund	23,874	180,963
Fidelity Series Broad Market Opportunities Fund	30,293	235,375
Fidelity Series Small Cap Opportunities Fund	12,700	92,078
TOTAL DOMESTIC EQUITY FUNDS		1,183,817
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,392	155,126
TOTAL EQUITY FUNDS (Cost $1,762,504)		1,338,943
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	7,303	59,668
Fidelity Strategic Income Fund	5,546	59,784
TOTAL HIGH YIELD FIXED-INCOME FUNDS		119,452

	Shares	Value
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	19,016	$ 201,188
Fidelity Strategic Real Return Fund	24,035	199,490
Fidelity Total Bond Fund	57,689	606,890
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,007,568
TOTAL FIXED-INCOME FUNDS (Cost $1,140,511)		1,127,020
Short-Term Funds - 18.1%

Fidelity Institutional Money Market Portfolio Institutional Class	271,141	271,141
Fidelity Short-Term Bond Fund	32,764	272,593
TOTAL SHORT-TERM FUNDS (Cost $548,116)		543,734
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,451,131)		$ 3,009,697
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $3,517,198. Net unrealized depreciation aggregated $507,501, of which $20,365 related to appreciated investment securities and $527,866 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

October 31, 2009

1.858587.102

RW24-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,235	$ 83,992
Fidelity Disciplined Equity Fund	4,405	86,858
Fidelity Equity-Income Fund	2,355	86,772
Fidelity Large Cap Core Enhanced Index Fund	19,257	140,192
Fidelity Series 100 Index Fund	14,061	106,585
Fidelity Series Broad Market Opportunities Fund	17,849	138,690
Fidelity Series Small Cap Opportunities Fund	7,472	54,173
TOTAL DOMESTIC EQUITY FUNDS		697,262
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,486	100,300
TOTAL EQUITY FUNDS (Cost $958,077)		797,562
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	4,528	36,996
Fidelity Strategic Income Fund	3,439	37,077
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,073

	Shares	Value
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Government Income Fund	10,184	$ 107,746
Fidelity Strategic Real Return Fund	12,869	106,814
Fidelity Total Bond Fund	30,862	324,667
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		539,227
TOTAL FIXED-INCOME FUNDS (Cost $613,831)		613,300
Short-Term Funds - 16.5%

Fidelity Institutional Money Market Portfolio Institutional Class	138,999	138,999
Fidelity Short-Term Bond Fund	16,795	139,733
TOTAL SHORT-TERM FUNDS (Cost $279,433)		278,732
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,851,341)		$ 1,689,594
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,890,069. Net unrealized depreciation aggregated $200,475, of which $13,873 related to appreciated investment securities and $214,348 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2024 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858562.102

ARW24-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,235	$ 83,992
Fidelity Disciplined Equity Fund	4,405	86,858
Fidelity Equity-Income Fund	2,355	86,772
Fidelity Large Cap Core Enhanced Index Fund	19,257	140,192
Fidelity Series 100 Index Fund	14,061	106,585
Fidelity Series Broad Market Opportunities Fund	17,849	138,690
Fidelity Series Small Cap Opportunities Fund	7,472	54,173
TOTAL DOMESTIC EQUITY FUNDS		697,262
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,486	100,300
TOTAL EQUITY FUNDS (Cost $958,077)		797,562
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	4,528	36,996
Fidelity Strategic Income Fund	3,439	37,077
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,073

	Shares	Value
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Government Income Fund	10,184	$ 107,746
Fidelity Strategic Real Return Fund	12,869	106,814
Fidelity Total Bond Fund	30,862	324,667
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		539,227
TOTAL FIXED-INCOME FUNDS (Cost $613,831)		613,300
Short-Term Funds - 16.5%

Fidelity Institutional Money Market Portfolio Institutional Class	138,999	138,999
Fidelity Short-Term Bond Fund	16,795	139,733
TOTAL SHORT-TERM FUNDS (Cost $279,433)		278,732
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,851,341)		$ 1,689,594
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,890,069. Net unrealized depreciation aggregated $200,475, of which $13,873 related to appreciated investment securities and $214,348 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

October 31, 2009

1.858589.102

RW26-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	2,502	$ 33,705
Fidelity Disciplined Equity Fund	1,768	34,860
Fidelity Equity-Income Fund	945	34,831
Fidelity Large Cap Core Enhanced Index Fund	7,722	56,215
Fidelity Series 100 Index Fund	5,641	42,761
Fidelity Series Broad Market Opportunities Fund	7,160	55,631
Fidelity Series Small Cap Opportunities Fund	3,000	21,749
TOTAL DOMESTIC EQUITY FUNDS		279,752
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	1,529	43,987
TOTAL EQUITY FUNDS (Cost $434,633)		323,739
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	1,901	15,533
Fidelity Strategic Income Fund	1,442	15,545
TOTAL HIGH YIELD FIXED-INCOME FUNDS		31,078

	Shares	Value
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund	3,807	$ 40,273
Fidelity Strategic Real Return Fund	4,817	39,977
Fidelity Total Bond Fund	11,542	121,423
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		201,673
TOTAL FIXED-INCOME FUNDS (Cost $236,925)		232,751
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class	49,260	49,260
Fidelity Short-Term Bond Fund	5,953	49,529
TOTAL SHORT-TERM FUNDS (Cost $99,953)		98,789
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $771,511)		$ 655,279
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $776,561. Net unrealized depreciation aggregated $121,282, of which $4,556 related to appreciated investment securities and $125,838 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2026 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858564.102

ARW26-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	2,502	$ 33,705
Fidelity Disciplined Equity Fund	1,768	34,860
Fidelity Equity-Income Fund	945	34,831
Fidelity Large Cap Core Enhanced Index Fund	7,722	56,215
Fidelity Series 100 Index Fund	5,641	42,761
Fidelity Series Broad Market Opportunities Fund	7,160	55,631
Fidelity Series Small Cap Opportunities Fund	3,000	21,749
TOTAL DOMESTIC EQUITY FUNDS		279,752
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	1,529	43,987
TOTAL EQUITY FUNDS (Cost $434,633)		323,739
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	1,901	15,533
Fidelity Strategic Income Fund	1,442	15,545
TOTAL HIGH YIELD FIXED-INCOME FUNDS		31,078

	Shares	Value
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund	3,807	$ 40,273
Fidelity Strategic Real Return Fund	4,817	39,977
Fidelity Total Bond Fund	11,542	121,423
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		201,673
TOTAL FIXED-INCOME FUNDS (Cost $236,925)		232,751
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class	49,260	49,260
Fidelity Short-Term Bond Fund	5,953	49,529
TOTAL SHORT-TERM FUNDS (Cost $99,953)		98,789
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $771,511)		$ 655,279
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $776,561. Net unrealized depreciation aggregated $121,282, of which $4,556 related to appreciated investment securities and $125,838 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

October 31, 2009

1.858591.102

RW28-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 43.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	25,848	$ 348,175
Fidelity Disciplined Equity Fund	18,251	359,903
Fidelity Equity-Income Fund	9,757	359,549
Fidelity Large Cap Core Enhanced Index Fund	79,735	580,470
Fidelity Series 100 Index Fund	58,242	441,473
Fidelity Series Broad Market Opportunities Fund	73,907	574,254
Fidelity Series Small Cap Opportunities Fund	30,976	224,578
TOTAL DOMESTIC EQUITY FUNDS		2,888,402
International Equity Funds - 7.4%
Fidelity Advisor International Discovery Fund Institutional Class	17,121	492,561
TOTAL EQUITY FUNDS (Cost $4,138,640)		3,380,963
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	20,213	165,142
Fidelity Strategic Income Fund	15,352	165,495
TOTAL HIGH YIELD FIXED-INCOME FUNDS		330,637

	Shares	Value
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Government Income Fund	37,363	$ 395,305
Fidelity Strategic Real Return Fund	47,214	391,872
Fidelity Total Bond Fund	113,235	1,191,232
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,978,409
TOTAL FIXED-INCOME FUNDS (Cost $2,324,263)		2,309,046
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Portfolio Institutional Class	453,549	453,549
Fidelity Short-Term Bond Fund	54,803	455,958
TOTAL SHORT-TERM FUNDS (Cost $913,841)		909,507
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,376,744)		$ 6,599,516
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $7,505,131. Net unrealized depreciation aggregated $905,615, of which $56,670 related to appreciated investment securities and $962,285 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2028 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858566.102

ARW28-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 43.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	25,848	$ 348,175
Fidelity Disciplined Equity Fund	18,251	359,903
Fidelity Equity-Income Fund	9,757	359,549
Fidelity Large Cap Core Enhanced Index Fund	79,735	580,470
Fidelity Series 100 Index Fund	58,242	441,473
Fidelity Series Broad Market Opportunities Fund	73,907	574,254
Fidelity Series Small Cap Opportunities Fund	30,976	224,578
TOTAL DOMESTIC EQUITY FUNDS		2,888,402
International Equity Funds - 7.4%
Fidelity Advisor International Discovery Fund Institutional Class	17,121	492,561
TOTAL EQUITY FUNDS (Cost $4,138,640)		3,380,963
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	20,213	165,142
Fidelity Strategic Income Fund	15,352	165,495
TOTAL HIGH YIELD FIXED-INCOME FUNDS		330,637

	Shares	Value
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Government Income Fund	37,363	$ 395,305
Fidelity Strategic Real Return Fund	47,214	391,872
Fidelity Total Bond Fund	113,235	1,191,232
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,978,409
TOTAL FIXED-INCOME FUNDS (Cost $2,324,263)		2,309,046
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Portfolio Institutional Class	453,549	453,549
Fidelity Short-Term Bond Fund	54,803	455,958
TOTAL SHORT-TERM FUNDS (Cost $913,841)		909,507
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,376,744)		$ 6,599,516
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $7,505,131. Net unrealized depreciation aggregated $905,615, of which $56,670 related to appreciated investment securities and $962,285 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

October 31, 2009

1.858593.102

RW30-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.9%
	Shares	Value
Domestic Equity Funds - 44.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	2,740	$ 36,906
Fidelity Disciplined Equity Fund	1,936	38,188
Fidelity Equity-Income Fund	1,035	38,149
Fidelity Large Cap Core Enhanced Index Fund	8,455	61,549
Fidelity Series 100 Index Fund	6,169	46,759
Fidelity Series Broad Market Opportunities Fund	7,837	60,893
Fidelity Series Small Cap Opportunities Fund	3,286	23,826
TOTAL DOMESTIC EQUITY FUNDS		306,270
International Equity Funds - 8.2%
Fidelity Advisor International Discovery Fund Institutional Class	1,962	56,461
TOTAL EQUITY FUNDS (Cost $458,390)		362,731
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,215	18,100
Fidelity Strategic Income Fund	1,683	18,138
TOTAL HIGH YIELD FIXED-INCOME FUNDS		36,238

	Shares	Value
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund	3,747	$ 39,648
Fidelity Strategic Real Return Fund	4,736	39,307
Fidelity Total Bond Fund	11,358	119,483
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		198,438
TOTAL FIXED-INCOME FUNDS (Cost $236,504)		234,676
Short-Term Funds - 12.9%

Fidelity Institutional Money Market Portfolio Institutional Class	44,238	44,238
Fidelity Short-Term Bond Fund	5,345	44,473
TOTAL SHORT-TERM FUNDS (Cost $88,700)		88,711
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $783,594)		$ 686,118
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $804,003. Net unrealized depreciation aggregated $117,885, of which $6,522 related to appreciated investment securities and $124,407 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2030 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858569.102

ARW30-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.9%
	Shares	Value
Domestic Equity Funds - 44.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	2,740	$ 36,906
Fidelity Disciplined Equity Fund	1,936	38,188
Fidelity Equity-Income Fund	1,035	38,149
Fidelity Large Cap Core Enhanced Index Fund	8,455	61,549
Fidelity Series 100 Index Fund	6,169	46,759
Fidelity Series Broad Market Opportunities Fund	7,837	60,893
Fidelity Series Small Cap Opportunities Fund	3,286	23,826
TOTAL DOMESTIC EQUITY FUNDS		306,270
International Equity Funds - 8.2%
Fidelity Advisor International Discovery Fund Institutional Class	1,962	56,461
TOTAL EQUITY FUNDS (Cost $458,390)		362,731
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,215	18,100
Fidelity Strategic Income Fund	1,683	18,138
TOTAL HIGH YIELD FIXED-INCOME FUNDS		36,238

	Shares	Value
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund	3,747	$ 39,648
Fidelity Strategic Real Return Fund	4,736	39,307
Fidelity Total Bond Fund	11,358	119,483
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		198,438
TOTAL FIXED-INCOME FUNDS (Cost $236,504)		234,676
Short-Term Funds - 12.9%

Fidelity Institutional Money Market Portfolio Institutional Class	44,238	44,238
Fidelity Short-Term Bond Fund	5,345	44,473
TOTAL SHORT-TERM FUNDS (Cost $88,700)		88,711
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $783,594)		$ 686,118
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $804,003. Net unrealized depreciation aggregated $117,885, of which $6,522 related to appreciated investment securities and $124,407 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

October 31, 2009

1.858595.102

RW32-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.5%
	Shares	Value
Domestic Equity Funds - 45.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,931	$ 52,950
Fidelity Disciplined Equity Fund	2,776	54,747
Fidelity Equity-Income Fund	1,484	54,691
Fidelity Large Cap Core Enhanced Index Fund	12,121	88,239
Fidelity Series 100 Index Fund	8,843	67,033
Fidelity Series Broad Market Opportunities Fund	11,236	87,302
Fidelity Series Small Cap Opportunities Fund	4,707	34,123
TOTAL DOMESTIC EQUITY FUNDS		439,085
International Equity Funds - 9.0%
Fidelity Advisor International Discovery Fund Institutional Class	3,030	87,164
TOTAL EQUITY FUNDS (Cost $479,170)		526,249
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	3,267	26,692
Fidelity Strategic Income Fund	2,481	26,746
TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,438

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	5,204	$ 55,059
Fidelity Strategic Real Return Fund	6,577	54,589
Fidelity Total Bond Fund	15,744	165,632
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		275,280
TOTAL FIXED-INCOME FUNDS (Cost $308,276)		328,718
Short-Term Funds - 11.5%

Fidelity Institutional Money Market Portfolio Institutional Class	55,287	55,287
Fidelity Short-Term Bond Fund	6,680	55,581
TOTAL SHORT-TERM FUNDS (Cost $109,220)		110,868
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $896,666)		$ 965,835
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $910,090. Net unrealized appreciation aggregated $55,745, of which $71,618 related to appreciated investment securities and $15,873 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2032 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858571.102

ARW32-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.5%
	Shares	Value
Domestic Equity Funds - 45.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,931	$ 52,950
Fidelity Disciplined Equity Fund	2,776	54,747
Fidelity Equity-Income Fund	1,484	54,691
Fidelity Large Cap Core Enhanced Index Fund	12,121	88,239
Fidelity Series 100 Index Fund	8,843	67,033
Fidelity Series Broad Market Opportunities Fund	11,236	87,302
Fidelity Series Small Cap Opportunities Fund	4,707	34,123
TOTAL DOMESTIC EQUITY FUNDS		439,085
International Equity Funds - 9.0%
Fidelity Advisor International Discovery Fund Institutional Class	3,030	87,164
TOTAL EQUITY FUNDS (Cost $479,170)		526,249
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	3,267	26,692
Fidelity Strategic Income Fund	2,481	26,746
TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,438

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	5,204	$ 55,059
Fidelity Strategic Real Return Fund	6,577	54,589
Fidelity Total Bond Fund	15,744	165,632
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		275,280
TOTAL FIXED-INCOME FUNDS (Cost $308,276)		328,718
Short-Term Funds - 11.5%

Fidelity Institutional Money Market Portfolio Institutional Class	55,287	55,287
Fidelity Short-Term Bond Fund	6,680	55,581
TOTAL SHORT-TERM FUNDS (Cost $109,220)		110,868
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $896,666)		$ 965,835
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $910,090. Net unrealized appreciation aggregated $55,745, of which $71,618 related to appreciated investment securities and $15,873 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

October 31, 2009

1.858597.102

RW34-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,771	$ 104,671
Fidelity Disciplined Equity Fund	5,494	108,334
Fidelity Equity-Income Fund	2,937	108,221
Fidelity Large Cap Core Enhanced Index Fund	23,970	174,501
Fidelity Series 100 Index Fund	17,496	132,623
Fidelity Series Broad Market Opportunities Fund	22,220	172,648
Fidelity Series Small Cap Opportunities Fund	9,311	67,502
TOTAL DOMESTIC EQUITY FUNDS		868,500
International Equity Funds - 9.9%
Fidelity Advisor International Discovery Fund Institutional Class	6,437	185,181
TOTAL EQUITY FUNDS (Cost $1,126,608)		1,053,681
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	6,654	54,363
Fidelity Strategic Income Fund	5,053	54,469
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,832

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund	9,817	$ 103,861
Fidelity Strategic Real Return Fund	12,408	102,984
Fidelity Total Bond Fund	29,717	312,627
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		519,472
TOTAL FIXED-INCOME FUNDS (Cost $606,165)		628,304
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class	95,848	95,848
Fidelity Short-Term Bond Fund	11,582	96,361
TOTAL SHORT-TERM FUNDS (Cost $191,595)		192,209
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,924,368)		$ 1,874,194
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,973,140. Net unrealized depreciation aggregated $98,946, of which $74,810 related to appreciated investment securities and $173,756 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2034 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858573.102

ARW34-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,771	$ 104,671
Fidelity Disciplined Equity Fund	5,494	108,334
Fidelity Equity-Income Fund	2,937	108,221
Fidelity Large Cap Core Enhanced Index Fund	23,970	174,501
Fidelity Series 100 Index Fund	17,496	132,623
Fidelity Series Broad Market Opportunities Fund	22,220	172,648
Fidelity Series Small Cap Opportunities Fund	9,311	67,502
TOTAL DOMESTIC EQUITY FUNDS		868,500
International Equity Funds - 9.9%
Fidelity Advisor International Discovery Fund Institutional Class	6,437	185,181
TOTAL EQUITY FUNDS (Cost $1,126,608)		1,053,681
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	6,654	54,363
Fidelity Strategic Income Fund	5,053	54,469
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,832

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund	9,817	$ 103,861
Fidelity Strategic Real Return Fund	12,408	102,984
Fidelity Total Bond Fund	29,717	312,627
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		519,472
TOTAL FIXED-INCOME FUNDS (Cost $606,165)		628,304
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class	95,848	95,848
Fidelity Short-Term Bond Fund	11,582	96,361
TOTAL SHORT-TERM FUNDS (Cost $191,595)		192,209
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,924,368)		$ 1,874,194
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,973,140. Net unrealized depreciation aggregated $98,946, of which $74,810 related to appreciated investment securities and $173,756 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

October 31, 2009

1.858599.102

RW36-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.3%
	Shares	Value
Domestic Equity Funds - 47.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	4,679	$ 63,021
Fidelity Disciplined Equity Fund	3,305	65,169
Fidelity Equity-Income Fund	1,767	65,104
Fidelity Large Cap Core Enhanced Index Fund	14,437	105,104
Fidelity Series 100 Index Fund	10,531	79,822
Fidelity Series Broad Market Opportunities Fund	13,382	103,982
Fidelity Series Small Cap Opportunities Fund	5,612	40,685
TOTAL DOMESTIC EQUITY FUNDS		522,887
International Equity Funds - 10.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,143	119,186
TOTAL EQUITY FUNDS (Cost $840,188)		642,073
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	4,124	33,695
Fidelity Strategic Income Fund	3,132	33,765
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,460

	Shares	Value
Investment Grade Fixed-Income Funds - 27.3%
Fidelity Government Income Fund	5,692	$ 60,225
Fidelity Strategic Real Return Fund	7,193	59,706
Fidelity Total Bond Fund	17,220	181,157
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		301,088
TOTAL FIXED-INCOME FUNDS (Cost $371,217)		368,548
Short-Term Funds - 8.3%

Fidelity Institutional Money Market Portfolio Institutional Class	45,544	45,544
Fidelity Short-Term Bond Fund	5,503	45,787
TOTAL SHORT-TERM FUNDS (Cost $91,986)		91,331
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,303,391)		$ 1,101,952
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,319,694. Net unrealized depreciation aggregated $217,742, of which $12,066 related to appreciated investment securities and $229,808 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2036 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858575.102

ARW36-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.3%
	Shares	Value
Domestic Equity Funds - 47.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	4,679	$ 63,021
Fidelity Disciplined Equity Fund	3,305	65,169
Fidelity Equity-Income Fund	1,767	65,104
Fidelity Large Cap Core Enhanced Index Fund	14,437	105,104
Fidelity Series 100 Index Fund	10,531	79,822
Fidelity Series Broad Market Opportunities Fund	13,382	103,982
Fidelity Series Small Cap Opportunities Fund	5,612	40,685
TOTAL DOMESTIC EQUITY FUNDS		522,887
International Equity Funds - 10.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,143	119,186
TOTAL EQUITY FUNDS (Cost $840,188)		642,073
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	4,124	33,695
Fidelity Strategic Income Fund	3,132	33,765
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,460

	Shares	Value
Investment Grade Fixed-Income Funds - 27.3%
Fidelity Government Income Fund	5,692	$ 60,225
Fidelity Strategic Real Return Fund	7,193	59,706
Fidelity Total Bond Fund	17,220	181,157
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		301,088
TOTAL FIXED-INCOME FUNDS (Cost $371,217)		368,548
Short-Term Funds - 8.3%

Fidelity Institutional Money Market Portfolio Institutional Class	45,544	45,544
Fidelity Short-Term Bond Fund	5,503	45,787
TOTAL SHORT-TERM FUNDS (Cost $91,986)		91,331
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,303,391)		$ 1,101,952
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,319,694. Net unrealized depreciation aggregated $217,742, of which $12,066 related to appreciated investment securities and $229,808 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

October 31, 2009

1.867283.101

RW38-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.7%
	Shares	Value
Domestic Equity Funds - 48.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,824	$ 132,325
Fidelity Disciplined Equity Fund	6,943	136,911
Fidelity Equity-Income Fund	3,712	136,776
Fidelity Large Cap Core Enhanced Index Fund	30,324	220,762
Fidelity Series 100 Index Fund	22,141	167,828
Fidelity Series Broad Market Opportunities Fund	28,108	218,402
Fidelity Series Small Cap Opportunities Fund	11,794	85,503
TOTAL DOMESTIC EQUITY FUNDS		1,098,507
International Equity Funds - 11.9%
Fidelity Advisor International Discovery Fund Institutional Class	9,282	267,031
TOTAL EQUITY FUNDS (Cost $1,559,436)		1,365,538
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	8,939	73,029
Fidelity Strategic Income Fund	6,789	73,184
TOTAL HIGH YIELD FIXED-INCOME FUNDS		146,213

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	11,523	$ 121,914
Fidelity Strategic Real Return Fund	14,561	120,856
Fidelity Total Bond Fund	34,902	367,172
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		609,942
TOTAL FIXED-INCOME FUNDS (Cost $753,106)		756,155
Short-Term Funds - 5.7%

Fidelity Institutional Money Market Portfolio Institutional Class	63,439	63,439
Fidelity Short-Term Bond Fund	7,665	63,773
TOTAL SHORT-TERM FUNDS (Cost $127,138)		127,212
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,439,680)		$ 2,248,905
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $2,463,102. Net unrealized depreciation aggregated $214,197, of which $39,397 related to appreciated investment securities and $253,594 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2038 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867272.101

ARW38-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.7%
	Shares	Value
Domestic Equity Funds - 48.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,824	$ 132,325
Fidelity Disciplined Equity Fund	6,943	136,911
Fidelity Equity-Income Fund	3,712	136,776
Fidelity Large Cap Core Enhanced Index Fund	30,324	220,762
Fidelity Series 100 Index Fund	22,141	167,828
Fidelity Series Broad Market Opportunities Fund	28,108	218,402
Fidelity Series Small Cap Opportunities Fund	11,794	85,503
TOTAL DOMESTIC EQUITY FUNDS		1,098,507
International Equity Funds - 11.9%
Fidelity Advisor International Discovery Fund Institutional Class	9,282	267,031
TOTAL EQUITY FUNDS (Cost $1,559,436)		1,365,538
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	8,939	73,029
Fidelity Strategic Income Fund	6,789	73,184
TOTAL HIGH YIELD FIXED-INCOME FUNDS		146,213

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	11,523	$ 121,914
Fidelity Strategic Real Return Fund	14,561	120,856
Fidelity Total Bond Fund	34,902	367,172
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		609,942
TOTAL FIXED-INCOME FUNDS (Cost $753,106)		756,155
Short-Term Funds - 5.7%

Fidelity Institutional Money Market Portfolio Institutional Class	63,439	63,439
Fidelity Short-Term Bond Fund	7,665	63,773
TOTAL SHORT-TERM FUNDS (Cost $127,138)		127,212
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,439,680)		$ 2,248,905
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $2,463,102. Net unrealized depreciation aggregated $214,197, of which $39,397 related to appreciated investment securities and $253,594 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

October 31, 2009

1.867287.101

RW40-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.4%
	Shares	Value
Domestic Equity Funds - 50.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	2,651	$ 35,714
Fidelity Disciplined Equity Fund	1,875	36,977
Fidelity Equity-Income Fund	1,002	36,939
Fidelity Large Cap Core Enhanced Index Fund	8,187	59,599
Fidelity Series 100 Index Fund	5,973	45,279
Fidelity Series Broad Market Opportunities Fund	7,589	58,967
Fidelity Series Small Cap Opportunities Fund	3,185	23,092
TOTAL DOMESTIC EQUITY FUNDS		296,567
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,567	73,848
TOTAL EQUITY FUNDS (Cost $451,356)		370,415
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	2,481	20,270
Fidelity Strategic Income Fund	1,884	20,310
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,580

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	3,026	$ 32,012
Fidelity Strategic Real Return Fund	3,824	31,739
Fidelity Total Bond Fund	9,153	96,292
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		160,043
TOTAL FIXED-INCOME FUNDS (Cost $203,083)		200,623
Short-Term Funds - 3.8%

Fidelity Institutional Money Market Portfolio Institutional Class	11,189	11,189
Fidelity Short-Term Bond Fund	1,352	11,249
TOTAL SHORT-TERM FUNDS (Cost $22,662)		22,438
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $677,101)		$ 593,476
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $687,076. Net unrealized depreciation aggregated $93,600, of which $7,290 related to appreciated investment securities and $100,890 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2040 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867277.101

ARW40-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.4%
	Shares	Value
Domestic Equity Funds - 50.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	2,651	$ 35,714
Fidelity Disciplined Equity Fund	1,875	36,977
Fidelity Equity-Income Fund	1,002	36,939
Fidelity Large Cap Core Enhanced Index Fund	8,187	59,599
Fidelity Series 100 Index Fund	5,973	45,279
Fidelity Series Broad Market Opportunities Fund	7,589	58,967
Fidelity Series Small Cap Opportunities Fund	3,185	23,092
TOTAL DOMESTIC EQUITY FUNDS		296,567
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,567	73,848
TOTAL EQUITY FUNDS (Cost $451,356)		370,415
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	2,481	20,270
Fidelity Strategic Income Fund	1,884	20,310
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,580

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	3,026	$ 32,012
Fidelity Strategic Real Return Fund	3,824	31,739
Fidelity Total Bond Fund	9,153	96,292
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		160,043
TOTAL FIXED-INCOME FUNDS (Cost $203,083)		200,623
Short-Term Funds - 3.8%

Fidelity Institutional Money Market Portfolio Institutional Class	11,189	11,189
Fidelity Short-Term Bond Fund	1,352	11,249
TOTAL SHORT-TERM FUNDS (Cost $22,662)		22,438
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $677,101)		$ 593,476
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $687,076. Net unrealized depreciation aggregated $93,600, of which $7,290 related to appreciated investment securities and $100,890 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

October 31, 2009

1.867292.101

RW42-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.2%
	Shares	Value
Domestic Equity Funds - 50.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,071	$ 135,658
Fidelity Disciplined Equity Fund	7,119	140,387
Fidelity Equity-Income Fund	3,806	140,248
Fidelity Large Cap Core Enhanced Index Fund	31,088	226,320
Fidelity Series 100 Index Fund	22,690	171,993
Fidelity Series Broad Market Opportunities Fund	28,816	223,903
Fidelity Series Small Cap Opportunities Fund	12,091	87,658
TOTAL DOMESTIC EQUITY FUNDS		1,126,167
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	9,752	280,554
TOTAL EQUITY FUNDS (Cost $1,549,076)		1,406,721
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 7.1%
Fidelity Capital & Income Fund	9,611	78,524
Fidelity Strategic Income Fund	7,300	78,692
TOTAL HIGH YIELD FIXED-INCOME FUNDS		157,216

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	11,325	$ 119,820
Fidelity Strategic Real Return Fund	14,311	118,779
Fidelity Total Bond Fund	34,368	361,554
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		600,153
TOTAL FIXED-INCOME FUNDS (Cost $729,768)		757,369
Short-Term Funds - 2.7%

Fidelity Institutional Money Market Portfolio Institutional Class	30,039	30,039
Fidelity Short-Term Bond Fund	3,629	30,197
TOTAL SHORT-TERM FUNDS (Cost $60,068)		60,236
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,338,912)		$ 2,224,326
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $2,381,425. Net unrealized depreciation aggregated $157,099, of which $100,296 related to appreciated investment securities and $257,395 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2042 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867280.101

ARW42-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.2%
	Shares	Value
Domestic Equity Funds - 50.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,071	$ 135,658
Fidelity Disciplined Equity Fund	7,119	140,387
Fidelity Equity-Income Fund	3,806	140,248
Fidelity Large Cap Core Enhanced Index Fund	31,088	226,320
Fidelity Series 100 Index Fund	22,690	171,993
Fidelity Series Broad Market Opportunities Fund	28,816	223,903
Fidelity Series Small Cap Opportunities Fund	12,091	87,658
TOTAL DOMESTIC EQUITY FUNDS		1,126,167
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	9,752	280,554
TOTAL EQUITY FUNDS (Cost $1,549,076)		1,406,721
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 7.1%
Fidelity Capital & Income Fund	9,611	78,524
Fidelity Strategic Income Fund	7,300	78,692
TOTAL HIGH YIELD FIXED-INCOME FUNDS		157,216

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	11,325	$ 119,820
Fidelity Strategic Real Return Fund	14,311	118,779
Fidelity Total Bond Fund	34,368	361,554
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		600,153
TOTAL FIXED-INCOME FUNDS (Cost $729,768)		757,369
Short-Term Funds - 2.7%

Fidelity Institutional Money Market Portfolio Institutional Class	30,039	30,039
Fidelity Short-Term Bond Fund	3,629	30,197
TOTAL SHORT-TERM FUNDS (Cost $60,068)		60,236
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,338,912)		$ 2,224,326
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $2,381,425. Net unrealized depreciation aggregated $157,099, of which $100,296 related to appreciated investment securities and $257,395 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate Government
Income Fund

October 31, 2009

1.809098.105

SLM-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 83.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 19.2%
Fannie Mae:
1% 11/23/11	$ 6,710	$ 6,707
1.75% 8/10/12	10,102	10,134
2.5% 5/15/14	14,615	14,643
2.75% 3/13/14	20,740	21,048
3.25% 8/12/10	9,973	10,193
4.75% 11/19/12	16,010	17,476
5% 2/16/12	13,800	14,960
6% 5/15/11	1,835	1,979
Federal Home Loan Bank:
1.625% 9/26/12	11,000	11,019
3.625% 10/18/13	35,085	37,103
5% 11/17/17	23,770	25,984
Freddie Mac:
1.125% 12/15/11	5,240	5,233
1.75% 6/15/12	22,711	22,896
2.125% 3/23/12	6,200	6,317
2.125% 9/21/12	7,980	8,112
2.5% 4/23/14	22,240	22,372
4.875% 11/15/13	650	718
4.875% 6/13/18	8,073	8,827
5% 2/16/17	7,000	7,739
5.125% 4/18/11	2,000	2,128
5.125% 11/17/17	10,625	11,826
5.5% 8/23/17	3,907	4,452
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	4,920	5,207
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,785
5.66% 9/15/11 (c)	9,000	9,783
5.685% 5/15/12	3,915	4,337
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	569	607
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	1,480	1,501
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		297,086
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/19	$ 33,800	$ 35,366
2.125% 1/15/19	2,272	2,422
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		37,788
U.S. Treasury Obligations - 52.6%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,343
U.S. Treasury Notes:
0.875% 3/31/11	17,540	17,618
1% 10/31/11	92,549	92,717
1.25% 11/30/10	2,611	2,634
1.375% 2/15/12	5,637	5,674
1.375% 10/15/12	6,118	6,112
1.5% 10/31/10	80	81
1.5% 12/31/13	7,659	7,514
1.875% 6/15/12	706	718
1.875% 2/28/14	320	318
1.875% 4/30/14	3,310	3,275
2% 9/30/10	1,523	1,545
2% 11/30/13	8,817	8,842
2.25% 5/31/14	20,325	20,412
2.375% 8/31/14	9,290	9,337
2.375% 9/30/14 (b)	13,188	13,240
2.375% 10/31/14	5,000	5,013
2.625% 6/30/14	20,000	20,383
2.625% 7/31/14	10,000	10,180
2.625% 4/30/16	50,740	50,066
2.75% 2/28/13	23,958	24,858
2.75% 10/31/13	61,000	62,978
2.75% 2/15/19	2,505	2,381
2.875% 1/31/13	7,180	7,485
3% 8/31/16	26,603	26,719
3.125% 8/31/13	53,605	56,168
3.125% 9/30/13	54,650	57,259
3.125% 5/15/19	61	60
3.25% 5/31/16	5,178	5,297
3.375% 6/30/13	26,378	27,901
3.5% 2/15/18	20,117	20,502
3.625% 5/15/13	2,000	2,133
3.625% 8/15/19	17,290	17,622
3.75% 11/15/18	5,261	5,424
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 10/31/12	$ 20,961	$ 22,492
3.875% 2/15/13	30,752	33,003
3.875% 5/15/18	2,578	2,693
4% 11/15/12	37,169	40,050
4% 8/15/18	22,133	23,276
4.25% 11/15/14	3,620	3,953
4.25% 11/15/17	6,260	6,728
4.5% 5/15/17	19,369	21,220
4.625% 7/31/12	3,675	4,008
4.625% 2/15/17	14,625	16,165
4.75% 8/15/17	23,339	25,945
TOTAL U.S. TREASURY OBLIGATIONS		812,342
Other Government Related - 8.8%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (d)	1,493	1,518
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (d)	4,660	4,703
1.875% 5/7/12 (FDIC Guaranteed) (d)	22,000	22,229
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	20,600	20,669
1.875% 11/15/12 (FDIC Guaranteed) (d)	3,800	3,818
2% 3/30/12 (FDIC Guaranteed) (d)	10,000	10,139
2.125% 7/12/12 (FDIC Guaranteed) (d)	2,384	2,419
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (d)	15,000	15,214
2% 9/28/12 (FDIC Guaranteed) (d)	13,000	13,116
2.625% 12/28/12 (FDIC Guaranteed) (d)	4,364	4,481
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	36,180	37,748
TOTAL OTHER GOVERNMENT RELATED		136,054
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,267,263)		1,283,270
U.S. Government Agency - Mortgage Securities - 10.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.7%
2.713% 8/1/35 (f)	$ 1,043	$ 1,073
2.783% 2/1/33 (f)	54	55
2.804% 7/1/35 (f)	211	217
3.026% 7/1/35 (f)	23	24
3.102% 4/1/36 (f)	606	618
3.14% 10/1/33 (f)	20	20
3.25% 3/1/35 (f)	34	35
3.294% 5/1/35 (f)	6,885	7,067
3.321% 9/1/34 (f)	442	456
3.333% 4/1/36 (f)	140	143
3.358% 7/1/34 (f)	28	28
3.378% 7/1/35 (f)	216	223
3.437% 7/1/35 (f)	1,360	1,399
3.58% 10/1/35 (f)	101	104
3.595% 3/1/35 (f)	11	11
3.679% 10/1/35 (f)	990	1,021
3.733% 7/1/36 (f)	196	202
3.746% 5/1/34 (f)	460	474
4% 9/1/13 to 5/1/24	1,999	2,038
4.003% 11/1/36 (f)	317	329
4.03% 11/1/36 (f)	326	337
4.039% 9/1/36 (f)	339	353
4.094% 1/1/35 (f)	213	219
4.193% 3/1/34 (f)	318	328
4.21% 8/1/35 (f)	688	721
4.224% 4/1/35 (f)	642	665
4.243% 12/1/34 (f)	67	68
4.283% 7/1/33 (f)	7,895	8,220
4.29% 6/1/36 (f)	51	53
4.292% 2/1/35 (f)	2,544	2,629
4.295% 3/1/33 (f)	27	28
4.422% 3/1/35 (f)	104	107
4.471% 4/1/36 (f)	366	383
4.5% 10/1/33 (f)	42	43
4.539% 11/1/33 (f)	124	129
4.564% 7/1/35 (f)	1,001	1,036
4.614% 7/1/35 (f)	666	683
4.635% 9/1/35 (f)	363	378
4.643% 7/1/35 (f)	60	62
4.649% 11/1/35 (f)	1,126	1,165
4.667% 2/1/36 (f)	739	767
4.689% 3/1/33 (f)	130	135
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.724% 11/1/35 (f)	$ 367	$ 383
4.727% 2/1/34 (f)	16	16
4.779% 7/1/35 (f)	281	292
4.895% 2/1/36 (f)	830	861
4.97% 12/1/32 (f)	397	409
5% 2/1/16 to 4/1/22	385	408
5.005% 2/1/34 (f)	410	427
5.007% 10/1/35 (f)	377	389
5.125% 10/1/35 (f)	1,838	1,910
5.132% 7/1/35 (f)	344	353
5.18% 6/1/35 (f)	9,843	10,180
5.185% 3/1/35 (f)	41	41
5.27% 2/1/37 (f)	1,413	1,471
5.336% 2/1/37 (f)	882	915
5.498% 6/1/47 (f)	158	164
5.5% 7/1/11 to 8/1/17	1,081	1,144
5.519% 4/1/36 (f)	9,648	10,221
5.584% 7/1/36 (f)	6,338	6,678
5.608% 4/1/36 (f)	831	875
5.633% 2/1/36 (f)	173	179
5.78% 3/1/36 (f)	1,495	1,569
5.857% 5/1/36 (f)	195	207
6% 5/1/12 to 3/1/31	9,668	10,397
6.003% 4/1/36 (f)	3,095	3,242
6.22% 3/1/37 (f)	117	124
6.5% 6/1/16 to 7/1/32	1,321	1,420
7% 3/1/12 to 9/1/14	144	151
9% 2/1/13	31	32
9.5% 11/15/09	3	3
10.25% 10/1/18	3	4
11% 8/1/10 to 1/1/16	50	54
11.25% 5/1/14 to 1/1/16	33	38
11.5% 9/1/11 to 6/15/19	73	80
12.25% 8/1/13	2	2
12.5% 9/1/12 to 7/1/16	95	110
12.75% 10/1/11 to 6/1/15	25	27
13% 7/1/13 to 7/1/15	43	50
13.25% 9/1/11	23	25
13.5% 11/1/14 to 12/1/14	11	13
15% 4/1/12	1	2
		88,912
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 4.6%
2.731% 4/1/34 (f)	$ 927	$ 953
2.853% 7/1/33 (f)	6,051	6,227
2.872% 6/1/33 (f)	262	268
2.997% 5/1/35 (f)	537	553
3.156% 2/1/34 (f)	69	71
3.374% 7/1/35 (f)	341	352
3.479% 3/1/35 (f)	191	196
3.55% 9/1/36 (f)	247	255
3.824% 12/1/33 (f)	550	566
4% 11/1/24 (e)	2,250	2,289
4.033% 6/1/35 (f)	93	97
4.46% 10/1/35 (f)	381	394
4.484% 5/1/35 (f)	360	372
4.532% 5/1/38 (f)	19,768	20,712
4.589% 3/1/35 (f)	210	213
4.704% 11/1/35 (f)	336	346
4.74% 1/1/35 (f)	678	703
4.768% 7/1/35 (f)	1,180	1,213
4.787% 2/1/36 (f)	80	84
4.838% 9/1/35 (f)	10,399	10,849
4.84% 10/1/36 (f)	351	368
5.086% 4/1/35 (f)	6,559	6,760
5.109% 7/1/35 (f)	263	272
5.226% 3/1/33 (f)	11	11
5.26% 2/1/36 (f)	33	35
5.446% 3/1/37 (f)	124	128
5.479% 4/1/37 (f)	128	133
5.5% 8/1/14 to 11/1/20	1,955	2,095
5.521% 1/1/36 (f)	433	455
5.524% 1/1/36 (f)	318	337
5.587% 3/1/36 (f)	1,285	1,361
5.692% 10/1/35 (f)	87	92
5.717% 3/1/37 (f)	610	619
5.737% 5/1/37 (f)	1,562	1,623
5.737% 5/1/37 (f)	243	252
5.769% 4/1/37 (f)	641	659
5.774% 5/1/37 (f)	809	833
5.823% 6/1/37 (f)	514	537
5.847% 5/1/37 (f)	119	123
6% 7/1/16 to 2/1/19	2,190	2,366
6.052% 12/1/36 (f)	1,429	1,478
6.082% 6/1/36 (f)	414	441
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.223% 2/1/37 (f)	$ 181	$ 189
6.237% 7/1/36 (f)	225	237
6.42% 6/1/37 (f)	69	73
6.5% 12/1/21	621	668
6.655% 8/1/37 (f)	440	468
7.347% 4/1/37 (f)	33	35
9% 7/1/16	22	25
9.5% 7/1/16 to 8/1/21	170	191
10% 8/1/13 to 3/1/21	303	346
10.5% 11/1/20 to 1/1/21	5	5
11% 9/1/20	13	15
11.25% 6/1/14	37	42
11.5% 10/1/15 to 8/1/19	29	33
12% 5/1/10 to 11/1/19	49	54
12.25% 12/1/11 to 8/1/15	28	32
12.5% 8/1/10 to 6/1/19	271	308
12.75% 2/1/10 to 8/1/10	0*	0*
13% 9/1/10 to 5/1/17	44	50
13.25% 11/1/10 to 10/1/13	18	21
13.5% 11/1/10 to 8/1/11	8	9
14% 11/1/12 to 4/1/16	3	4
14.5% 12/1/10	0 *	0 *
		70,496
Government National Mortgage Association - 0.1%
8% 12/15/23	299	330
8.5% 6/15/16 to 2/15/17	3	4
10.5% 9/15/15 to 10/15/21	486	566
11% 5/20/16 to 1/20/21	33	39
12.5% 12/15/10	0*	0 *
13% 1/15/11 to 10/15/13	21	23
13.25% 8/15/14	7	8
13.5% 12/15/14	1	2
14% 6/15/11	3	3
		975
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $155,108)		160,383
Collateralized Mortgage Obligations - 4.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 4.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.93% 4/25/24 (f)	$ 2,403	$ 2,379
Series 2007-95 Class A1, 0.4938% 8/27/36 (f)	668	621
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	58	65
Series 2003-28 Class KG, 5.5% 4/25/23	725	770
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2238% 8/25/31 (f)	462	468
Series 2002-60 Class FV, 1.2438% 4/25/32 (f)	157	159
Series 2002-74 Class FV, 0.6938% 11/25/32 (f)	2,544	2,537
Series 2002-75 Class FA, 1.2438% 11/25/32 (f)	322	327
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	853	909
Series 2002-9 Class PC, 6% 3/25/17	63	68
Series 2003-85 Class GD, 4.5% 9/25/18	1,425	1,518
Series 2004-80 Class LD, 4% 1/25/19	980	1,022
Series 2004-81:
Class KC, 4.5% 4/25/17	558	577
Class KD, 4.5% 7/25/18	1,315	1,383
Series 2005-52 Class PB, 6.5% 12/25/34	971	1,042
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	246	264
Series 2002-57 Class BD, 5.5% 9/25/17	224	241
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,059
Series 2004-19 Class AY, 4% 4/25/19	10,000	10,227
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.645% 11/15/32 (f)	545	541
Series 2630 Class FL, 0.745% 6/15/18 (f)	58	58
Series 2925 Class CQ, 0% 1/15/35 (f)	159	134
Series 3344 Class FT, 0.595% 7/15/34 (f)	13,286	13,134
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	256	273
Series 2376 Class JE, 5.5% 11/15/16	243	260
Series 2381 Class OG, 5.5% 11/15/16	178	190
Series 2425 Class JH, 6% 3/15/17	311	336
Series 2628 Class OE, 4.5% 6/15/18	705	752
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,932
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2695 Class DG, 4% 10/15/18	$ 1,635	$ 1,680
Series 2802 Class OB, 6% 5/15/34	1,355	1,485
Series 2810 Class PD, 6% 6/15/33	1,095	1,181
Series 2831 Class PB, 5% 7/15/19	1,975	2,125
Series 2866 Class XE, 4% 12/15/18	2,895	3,023
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,695	1,813
Series 2570 Class CU, 4.5% 7/15/17	112	116
Series 2572 Class HK, 4% 2/15/17	141	144
Series 2617 Class GW, 3.5% 6/15/16	4	4
Series 2729 Class GB, 5% 1/15/19	1,000	1,069
Series 2860 Class CP, 4% 10/15/17	99	101
Series 2998 Class LY, 5.5% 7/15/25	295	313
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,197
Series 3013 Class VJ, 5% 1/15/14	1,370	1,447
Series 2715 Class NG, 4.5% 12/15/18	890	940
Series 2769 Class BU, 5% 3/15/34	258	254
Series 2975 Class NA, 5% 7/15/23	81	81
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,131)		66,219
Nonconvertible Bonds - 1.0%

FINANCIALS - 1.0%
Consumer Finance - 1.0%
GMAC, Inc. 1.75% 10/30/12 (Cost $14,999)	15,000	15,026
Cash Equivalents - 1.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 10/30/09 due 11/2/09:
(Collateralized by U.S. Government Obligations) #	$ 11,219	$ 11,219
(Collateralized by U.S. Government Obligations) # (a)	10,175	10,175
TOTAL CASH EQUIVALENTS (Cost $21,394)		21,394
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,522,895)		1,546,292
NET OTHER ASSETS - (0.1)%		(1,422)
NET ASSETS - 100%		$ 1,544,870
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 1,800	(377)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	6,750	189
Receive semi-annually a fixed rate equal to 3.33% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	8,800	248
		$ 17,350	$ 60
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,783,000 or 0.6% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $136,054,000 or 8.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$11,219,000 due 11/02/09 at 0.07%
Banc of America Securities LLC	$ 1,233
Goldman, Sachs & Co.	2,264
HSBC Securities (USA), Inc.	1,576
ING Financial Markets LLC	2,088
J.P. Morgan Securities, Inc.	788
Mizuho Securities USA, Inc.	2,403
RBC Capital Markets Corp.	315
Wachovia Bank NA	552
$ 11,219
$10,175,000 due 11/02/09 at 0.07%
Goldman, Sachs & Co.	$ 10,175
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,283,270	$ -	$ 1,283,270	$ -
U.S. Government Agency - Mortgage Securities	160,383	-	160,383	-
Collateralized Mortgage Obligations	66,219	-	66,219	-
Corporate Bonds	15,026	-	15,026	-
Cash Equivalents	21,394	-	21,394	-
Total Investments in Securities:	$ 1,546,292	$ -	$ 1,546,292	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 437	$ -	$ 437	$ -
Liabilities
Swap Agreements	$ (377)	$ -	$ (377)	$ -
Total Derivative Instruments:	$ 60	$ -	$ 60	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 696
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	11
Cost of Purchases	-
Proceeds of Sales	(86)
Amortization/Accretion	-
Transfers in/out of Level 3	(621)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,523,188,000. Net unrealized appreciation aggregated $23,104,000, of which $27,203,000 related to appreciated investment securities and $4,099,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ultra-Short Bond Fund

October 31, 2009

1.809108.105

ULB-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp. 4.875% 6/15/10	$ 1,000,000	$ 1,018,398
Media - 0.4%
Comcast Corp. 5.85% 1/15/10	1,000,000	1,009,267
TOTAL CONSUMER DISCRETIONARY		2,027,665
CONSUMER STAPLES - 1.5%
Food Products - 0.9%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,134,286
Household Products - 0.6%
Procter & Gamble International Funding SCA:
0.4781% 5/7/10 (d)	1,000,000	999,051
1.35% 8/26/11	420,000	423,347
		1,422,398
TOTAL CONSUMER STAPLES		3,556,684
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,005,375
FINANCIALS - 5.0%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 0.4969% 2/23/10 (d)	1,500,000	1,500,588
Commercial Banks - 2.5%
American Express Bank FSB 0.3038% 4/26/10 (d)	315,000	312,591
Sovereign Bank 2.1931% 8/1/13 (d)	500,000	477,204
Svenska Handelsbanken AB 1.2997% 9/14/12 (a)(d)	2,000,000	1,988,854
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	1,500,000	1,561,913
Westpac Banking Corp. 0.5834% 10/21/11 (a)(d)	1,500,000	1,498,538
		5,839,100
Diversified Financial Services - 0.8%
BP Capital Markets PLC 1.55% 8/11/11	750,000	761,113
Citigroup, Inc. 5.125% 2/14/11	1,100,000	1,137,770
		1,898,883
Insurance - 0.6%
Metropolitan Life Global Funding I 1.035% 6/25/10 (a)(d)	1,500,000	1,502,403
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
Simon Property Group LP:
4.6% 6/15/10	$ 525,000	$ 530,300
4.875% 8/15/10	735,000	752,337
		1,282,637
TOTAL FINANCIALS		12,023,611
HEALTH CARE - 1.3%
Pharmaceuticals - 1.3%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,025,280
Pfizer, Inc. 2.249% 3/15/11 (d)	1,000,000	1,027,244
		3,052,524
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	291,571
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
Telecom Italia Capital SA 4% 1/15/10	1,500,000	1,508,663
Wireless Telecommunication Services - 0.3%
Verizon Wireless Capital LLC 3.75% 5/20/11 (a)	683,000	706,042
TOTAL TELECOMMUNICATION SERVICES		2,214,705
UTILITIES - 1.3%
Electric Utilities - 1.3%
Pacific Gas & Electric Co. 1.2519% 6/10/10 (d)	1,000,000	1,004,929
Pepco Holdings, Inc. 4% 5/15/10	500,000	506,745
Southern Co. 0.6831% 10/21/11 (d)	1,500,000	1,504,392
		3,016,066
TOTAL NONCONVERTIBLE BONDS (Cost $27,051,906)		27,188,201
U.S. Government and Government Agency Obligations - 37.6%

U.S. Government Agency Obligations - 20.4%
Fannie Mae:
0% 11/6/09	5,000,000	4,999,985
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.25% 2/10/10	$ 16,000,000	$ 16,129,616
Freddie Mac:
1.625% 4/26/11	16,000,000	16,202,576
4.875% 2/9/10	11,500,000	11,642,497
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		48,974,674
U.S. Treasury Obligations - 13.6%
U.S. Treasury Bills, yield at date of purchase 0.37% to 0.38% 10/21/10	20,000,000	19,930,372
U.S. Treasury Notes:
0.875% 5/31/11 (c)	10,000,000	10,038,670
1% 10/31/11	2,522,000	2,526,741
TOTAL U.S. TREASURY OBLIGATIONS		32,495,783
Other Government Related - 3.6%
Bank of America Corp. 0.5806% 4/30/12 (FDIC Guaranteed) (b)(d)	1,500,000	1,513,019
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (b)	690,000	696,403
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (b)	470,000	474,053
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (b)	870,000	882,407
Goldman Sachs Group, Inc.:
0.7144% 11/9/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,010,490
1.7% 3/15/11 (FDIC Guaranteed) (b)	1,000,000	1,014,447
JPMorgan Chase & Co. 0.4869% 2/23/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,003,760
TOTAL OTHER GOVERNMENT RELATED		8,594,579
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $89,828,264)		90,065,036
U.S. Government Agency - Mortgage Securities - 7.2%

Fannie Mae - 5.2%
3.333% 4/1/36 (d)	402,160	410,519
3.437% 7/1/35 (d)	1,139,018	1,171,188
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.44% 8/1/33 (d)	$ 179,539	$ 185,220
3.44% 11/1/34 (d)	222,831	230,158
3.631% 7/1/33 (d)	202,798	209,963
3.634% 6/1/35 (d)	648,676	670,516
3.802% 10/1/39 (d)	199,725	206,492
3.81% 10/1/39 (d)	1,000,000	1,033,714
3.872% 10/1/35 (d)	1,750,892	1,811,522
4.081% 3/1/37 (d)	809,926	837,836
4.09% 6/1/35 (d)	1,660,594	1,708,158
4.151% 11/1/34 (d)	817,338	843,321
4.385% 2/1/34 (d)	604,419	621,809
4.489% 7/1/34 (d)	661,221	684,488
4.527% 12/1/34 (d)	892,282	917,811
4.614% 7/1/35 (d)	852,054	873,854
TOTAL FANNIE MAE		12,416,569
Freddie Mac - 2.0%
4.033% 6/1/35 (d)	1,199,886	1,245,873
4.43% 2/1/35 (d)	822,366	852,699
4.455% 4/1/35 (d)	1,658,226	1,708,853
4.7% 11/1/35 (d)	970,695	1,014,946
TOTAL FREDDIE MAC		4,822,371
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,097,106)		17,238,940
Asset-Backed Securities - 17.7%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7438% 2/25/34 (d)(e)	26,268	24,502
Series 2006-HE2 Class M3, 0.5838% 5/25/36 (d)(e)	212,472	5,442
Ally Auto Receivables Trust Series 2009-A Class A2, 1.32% 3/15/12 (a)	2,000,000	2,006,460
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R11 Class M1, 0.9038% 11/25/34 (d)(e)	497,537	245,964
Bank of America Auto Trust:
Series 2009-1A 1.7% 12/15/11 (a)	1,000,000	1,006,295
Series 2009-2A Class A2, 1.16% 2/15/12 (a)	2,000,000	2,005,166
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Credit Card Master Trust Series 2008-A9 Class A9, 4.07% 7/16/12	$ 2,000,000	$ 2,019,908
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	134,595	135,292
Series 2007-SN1 Class B, 5.52% 3/15/11	50,000	49,884
Capital One Multi-Asset Execution Trust:
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	104,317
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,540,325
Capital Trust Ltd. Series 2004-1:
Class A2, 0.695% 7/20/39 (a)(d)	265,000	50,350
Class B, 0.995% 7/20/39 (a)(d)	140,000	19,600
Class C, 1.345% 7/20/39 (a)(d)	180,000	18,000
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	2,000,000	1,999,864
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.425% 5/20/17 (a)(d)	198,332	163,270
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	340,000	354,560
Series 2005-A10 Class A10, 4.65% 12/17/12	2,000,000	2,074,324
Series 2008-9 Class A, 4.26% 5/15/13	100,000	104,691
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	795,049
Series 2009-A6 Class A6, 1.095% 7/16/12 (d)	2,000,000	2,008,872
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	212,890
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (a)	500,000	499,580
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5128% 5/28/35 (d)	80,751	48,154
Class AB3, 0.6658% 5/28/35 (d)	32,052	17,862
Ford Credit Auto Lease Trust Series 2009-A Class A2, 2.6% 5/15/11 (a)	2,000,000	2,021,087
Ford Credit Auto Owner Trust:
Series 2009-B Class A2, 2.4604% 11/15/11	100,000	100,804
Series 2009-D:
Class A2, 1.21% 1/15/12	2,000,000	2,005,960
Class A3, 2.17% 10/15/13	100,000	101,162
Fremont Home Loan Trust Series 2005-A Class M4, 0.9238% 1/25/35 (d)(e)	125,000	14,131
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,001,711
GSAMP Trust Series 2007-HE1 Class M1, 0.4938% 3/25/47 (d)(e)	335,000	13,687
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.3238% 5/25/30 (a)(d)	$ 650,741	$ 143,163
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1238% 2/25/33 (d)	14	6
Series 2003-5 Class A2, 0.9438% 12/25/33 (d)	10,566	4,142
Series 2003-7 Class A2, 1.0038% 3/25/34 (d)	2,079	813
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	220,000	221,960
Series 2009-3 Class A2, 1.5% 8/15/11	1,000,000	1,005,797
Hyundai Auto Receivable Trust Series 2009-A:
Class A2, 1.11% 2/15/12	2,000,000	2,004,967
Class A3, 2.03% 8/15/13	130,000	131,025
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	2,000,000	2,003,920
MBNA Credit Card Master Note Trust Series 2006-A3 Class A3, 0.265% 8/15/12 (d)	2,500,000	2,495,005
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	2,000,000	2,001,424
Class A3, 1.67% 1/15/14	180,000	180,335
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7138% 8/25/35 (d)	39,863	27,919
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5838% 8/25/34 (d)	65,756	45,692
Nissan Auto Lease Trust:
Series 2009-A Class A2, 2.01% 4/15/11	140,000	141,076
Series 2009-B:
Class A2, 1% 9/15/11	2,000,000	2,002,596
Class A3, 2.07% 1/15/15	200,000	200,763
Nissan Auto Receivables Owner Trust Series 2008-A Class A4, 3.89% 8/15/11	1,598,248	1,621,962
Ocala Funding LLC Series 2006-1A Class A, 1.645% 3/20/11 (a)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.6938% 9/25/34 (d)(e)	435,000	61,167
Series 2004-WWF1 Class M4, 1.3438% 1/25/35 (d)(e)	945,000	148,774
Series 2005-WCH1 Class M3, 0.8038% 1/25/35 (d)(e)	425,000	232,093
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0438% 4/25/33 (d)	1,451	642
SLMA Student Loan Trust Series 2004-10 Class A3, 0.3722% 10/25/16 (d)	134,793	134,741
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp. Series 2007-GEL1 Class A2, 0.4338% 1/25/37 (a)(d)(e)	$ 1,000,000	$ 268,051
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1038% 9/25/34 (d)(e)	21,802	8,827
USAA Auto Owner Trust Series 2008-3 Class A2, 3.58% 3/15/11	891,379	894,847
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	1,110,000	1,123,445
Class A3, 3.41% 4/16/12	1,000,000	1,028,374
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (a)	845,000	877,918
Series 2007-A5A Class A5, 0.995% 10/15/14 (a)(d)	250,000	250,494
TOTAL ASSET-BACKED SECURITIES (Cost $46,916,090)		42,388,151
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 0.8%
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-2 Class 6M2, 0.7238% 6/25/35 (d)	1,375,000	262,935
Series 2005-5 Class 6A2, 0.4738% 9/25/35 (d)	338,971	200,817
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4038% 3/25/37 (d)	1,375,000	409,249
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (d)	45,276	28,495
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5738% 12/20/34 (d)	354,933	230,657
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 0.9838% 3/25/35 (d)	184,316	62,399
Series 2005-1 Class M4, 0.9938% 4/25/35 (d)	1,764	221
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6338% 9/26/45 (a)(d)	286,869	131,705
MASTR Adjustable Rate Mortgages Trust floater Series 2004-11 Class 1A4, 0.7338% 11/25/34 (d)	10,341	8,460
Merrill Lynch Mortgage Investors Trust floater Series 2003-A Class 2A2, 1.2063% 3/25/28 (d)	17,892	13,011
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 4.2777% 9/19/35 (d)	514	377
Sequoia Mortgage Trust floater Series 2004-7 Class A3B, 1.535% 7/20/34 (d)	204,709	131,934
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6438% 9/25/33 (a)(d)	49,681	24,029
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4463% 9/25/36 (d)	$ 1,000,000	$ 484,790
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3238% 9/25/46 (d)	37,192	36,439
TOTAL PRIVATE SPONSOR		2,025,518
U.S. Government Agency - 0.8%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2004-9 Class AB, 4% 7/25/17	929,747	960,916
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2895 Class EJ, 4% 8/15/17	871,150	900,979
TOTAL U.S. GOVERNMENT AGENCY		1,861,895
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,152,065)		3,887,413
Commercial Mortgage Securities - 1.0%

GS Mortgage Securities Corp. II Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	1,200,000	1,280,479
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.445% 7/15/19 (a)(d)	570,000	68,400
Series 2007-XLFA Class B, 0.375% 10/15/20 (a)(d)	440,000	158,400
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	888,175	890,379
Series 2007-XLC1:
Class C, 0.845% 7/17/17 (a)(d)	803,413	40,171
Class D, 0.945% 7/17/17 (a)(d)	378,077	18,904
Class E, 1.045% 7/17/17 (a)(d)	305,370	15,268
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7238% 3/24/18 (a)(d)	26,531	25,204
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,673,054)		2,497,205
Certificates of Deposit - 4.4%
	Principal Amount	Value
BNP Paribas SA yankee 0.84% 2/16/10	$ 2,000,000	$ 2,003,443
Calyon SA yankee 0.58% 11/20/09	2,000,000	2,000,454
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	2,500,000	2,503,565
Royal Bank of Scotland PLC yankee 0.78% 2/26/10	2,000,000	2,002,903
Sumitomo Mitsui Banking Corp. yankee 0.55% 1/29/10	2,000,000	2,001,362
TOTAL CERTIFICATES OF DEPOSIT (Cost $10,500,535)		10,511,727
Commercial Paper - 7.3%

Dow Chemical Co. 1.3% 12/15/09	1,500,000	1,497,264
Emerald Notes (BA Credit Card Trust) 1.1% 11/16/09	2,000,000	1,999,537
Fortis Funding LLC yankee 0.57% 1/19/10	2,000,000	1,998,794
Natexis Banques Populaires U.S. Finance Co. LLC yankee 0.9% 1/25/10	2,000,000	1,998,666
Rabobank USA Financial Corp. yankee 0.31% 3/2/10	2,000,000	1,998,463
Societe Generale North America, Inc. yankee 0.44% 1/25/10	2,000,000	1,998,666
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	2,000,000	1,997,813
Vodafone Group PLC yankee 0.75% 3/1/10	2,000,000	1,996,530
WellPoint, Inc. 0.55% 11/12/09	2,000,000	1,999,715
TOTAL COMMERCIAL PAPER (Cost $17,474,663)		17,485,448
Cash Equivalents - 10.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations) # (Cost $25,191,000)	$ 25,191,147	25,191,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $245,884,683)		236,453,121
NET OTHER ASSETS - 1.3%		3,058,974
NET ASSETS - 100%		$ 239,512,095
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
19 Eurodollar 90 Day Index Contracts	Dec. 2009	$ 18,984,800	$ 47,419
19 Eurodollar 90 Day Index Contracts	March 2010	18,976,013	32,556
10 Eurodollar 90 Day Index Contracts	June 2010	9,980,125	10,846
10 Eurodollar 90 Day Index Contracts	Sept. 2010	9,971,250	6,471
TOTAL EURODOLLAR CONTRACTS			$ 97,292

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,144,881 or 7.2% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,594,579 or 3.6% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $90,348.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $1,022,638 or 0.4% of net assets.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,191,000 due 11/02/09 at 0.07%
Banc of America Securities LLC	$ 2,769,484
Goldman, Sachs & Co.	5,081,695
HSBC Securities (USA), Inc.	3,538,739
ING Financial Markets LLC	4,688,829
J.P. Morgan Securities, Inc.	1,769,369
Mizuho Securities USA, Inc.	5,396,577
RBC Capital Markets Corp.	707,748
Wachovia Bank NA	1,238,559
$ 25,191,000
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 27,188,201	$ -	$ 27,188,201	$ -
U.S. Government and Government Agency Obligations	90,065,036	-	90,065,036	-
U.S. Government Agency - Mortgage Securities	17,238,940	-	17,238,940	-
Asset-Backed Securities	42,388,151	-	40,959,453	1,428,698
Collateralized Mortgage Obligations	3,887,413	-	3,887,413	-
Commercial Mortgage Securities	2,497,205	-	2,354,462	142,743
Certificates of Deposit	10,511,727	-	10,511,727	-
Commercial Paper	17,485,448	-	17,485,448	-
Cash Equivalents	25,191,000	-	25,191,000	-
Total Investments in Securities:	$ 236,453,121	$ -	$ 234,881,680	$ 1,571,441
Derivative Instruments:
Assets
Futures Contracts	$ 97,292	$ 97,292	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,556,238
Total Realized Gain (Loss)	(3,713,435)
Total Unrealized Gain (Loss)	3,887,446
Cost of Purchases	-
Proceeds of Sales	(41,936)
Amortization/Accretion	(5,082)
Transfers in/out of Level 3	(111,790)
Ending Balance	$ 1,571,441
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 149,668

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $245,828,194. Net unrealized depreciation aggregated $9,375,073, of which $872,917 related to appreciated investment securities and $10,247,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of less liquidity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Ultra-Short Bond Fund
Class A
Class T
Institutional Class

October 31, 2009

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.809541.105

AUSB-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp. 4.875% 6/15/10	$ 1,000,000	$ 1,018,398
Media - 0.4%
Comcast Corp. 5.85% 1/15/10	1,000,000	1,009,267
TOTAL CONSUMER DISCRETIONARY		2,027,665
CONSUMER STAPLES - 1.5%
Food Products - 0.9%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,134,286
Household Products - 0.6%
Procter & Gamble International Funding SCA:
0.4781% 5/7/10 (d)	1,000,000	999,051
1.35% 8/26/11	420,000	423,347
		1,422,398
TOTAL CONSUMER STAPLES		3,556,684
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,005,375
FINANCIALS - 5.0%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 0.4969% 2/23/10 (d)	1,500,000	1,500,588
Commercial Banks - 2.5%
American Express Bank FSB 0.3038% 4/26/10 (d)	315,000	312,591
Sovereign Bank 2.1931% 8/1/13 (d)	500,000	477,204
Svenska Handelsbanken AB 1.2997% 9/14/12 (a)(d)	2,000,000	1,988,854
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	1,500,000	1,561,913
Westpac Banking Corp. 0.5834% 10/21/11 (a)(d)	1,500,000	1,498,538
		5,839,100
Diversified Financial Services - 0.8%
BP Capital Markets PLC 1.55% 8/11/11	750,000	761,113
Citigroup, Inc. 5.125% 2/14/11	1,100,000	1,137,770
		1,898,883
Insurance - 0.6%
Metropolitan Life Global Funding I 1.035% 6/25/10 (a)(d)	1,500,000	1,502,403
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
Simon Property Group LP:
4.6% 6/15/10	$ 525,000	$ 530,300
4.875% 8/15/10	735,000	752,337
		1,282,637
TOTAL FINANCIALS		12,023,611
HEALTH CARE - 1.3%
Pharmaceuticals - 1.3%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,025,280
Pfizer, Inc. 2.249% 3/15/11 (d)	1,000,000	1,027,244
		3,052,524
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	291,571
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
Telecom Italia Capital SA 4% 1/15/10	1,500,000	1,508,663
Wireless Telecommunication Services - 0.3%
Verizon Wireless Capital LLC 3.75% 5/20/11 (a)	683,000	706,042
TOTAL TELECOMMUNICATION SERVICES		2,214,705
UTILITIES - 1.3%
Electric Utilities - 1.3%
Pacific Gas & Electric Co. 1.2519% 6/10/10 (d)	1,000,000	1,004,929
Pepco Holdings, Inc. 4% 5/15/10	500,000	506,745
Southern Co. 0.6831% 10/21/11 (d)	1,500,000	1,504,392
		3,016,066
TOTAL NONCONVERTIBLE BONDS (Cost $27,051,906)		27,188,201
U.S. Government and Government Agency Obligations - 37.6%

U.S. Government Agency Obligations - 20.4%
Fannie Mae:
0% 11/6/09	5,000,000	4,999,985
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.25% 2/10/10	$ 16,000,000	$ 16,129,616
Freddie Mac:
1.625% 4/26/11	16,000,000	16,202,576
4.875% 2/9/10	11,500,000	11,642,497
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		48,974,674
U.S. Treasury Obligations - 13.6%
U.S. Treasury Bills, yield at date of purchase 0.37% to 0.38% 10/21/10	20,000,000	19,930,372
U.S. Treasury Notes:
0.875% 5/31/11 (c)	10,000,000	10,038,670
1% 10/31/11	2,522,000	2,526,741
TOTAL U.S. TREASURY OBLIGATIONS		32,495,783
Other Government Related - 3.6%
Bank of America Corp. 0.5806% 4/30/12 (FDIC Guaranteed) (b)(d)	1,500,000	1,513,019
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (b)	690,000	696,403
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (b)	470,000	474,053
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (b)	870,000	882,407
Goldman Sachs Group, Inc.:
0.7144% 11/9/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,010,490
1.7% 3/15/11 (FDIC Guaranteed) (b)	1,000,000	1,014,447
JPMorgan Chase & Co. 0.4869% 2/23/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,003,760
TOTAL OTHER GOVERNMENT RELATED		8,594,579
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $89,828,264)		90,065,036
U.S. Government Agency - Mortgage Securities - 7.2%

Fannie Mae - 5.2%
3.333% 4/1/36 (d)	402,160	410,519
3.437% 7/1/35 (d)	1,139,018	1,171,188
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.44% 8/1/33 (d)	$ 179,539	$ 185,220
3.44% 11/1/34 (d)	222,831	230,158
3.631% 7/1/33 (d)	202,798	209,963
3.634% 6/1/35 (d)	648,676	670,516
3.802% 10/1/39 (d)	199,725	206,492
3.81% 10/1/39 (d)	1,000,000	1,033,714
3.872% 10/1/35 (d)	1,750,892	1,811,522
4.081% 3/1/37 (d)	809,926	837,836
4.09% 6/1/35 (d)	1,660,594	1,708,158
4.151% 11/1/34 (d)	817,338	843,321
4.385% 2/1/34 (d)	604,419	621,809
4.489% 7/1/34 (d)	661,221	684,488
4.527% 12/1/34 (d)	892,282	917,811
4.614% 7/1/35 (d)	852,054	873,854
TOTAL FANNIE MAE		12,416,569
Freddie Mac - 2.0%
4.033% 6/1/35 (d)	1,199,886	1,245,873
4.43% 2/1/35 (d)	822,366	852,699
4.455% 4/1/35 (d)	1,658,226	1,708,853
4.7% 11/1/35 (d)	970,695	1,014,946
TOTAL FREDDIE MAC		4,822,371
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,097,106)		17,238,940
Asset-Backed Securities - 17.7%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7438% 2/25/34 (d)(e)	26,268	24,502
Series 2006-HE2 Class M3, 0.5838% 5/25/36 (d)(e)	212,472	5,442
Ally Auto Receivables Trust Series 2009-A Class A2, 1.32% 3/15/12 (a)	2,000,000	2,006,460
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R11 Class M1, 0.9038% 11/25/34 (d)(e)	497,537	245,964
Bank of America Auto Trust:
Series 2009-1A 1.7% 12/15/11 (a)	1,000,000	1,006,295
Series 2009-2A Class A2, 1.16% 2/15/12 (a)	2,000,000	2,005,166
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Credit Card Master Trust Series 2008-A9 Class A9, 4.07% 7/16/12	$ 2,000,000	$ 2,019,908
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	134,595	135,292
Series 2007-SN1 Class B, 5.52% 3/15/11	50,000	49,884
Capital One Multi-Asset Execution Trust:
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	104,317
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,540,325
Capital Trust Ltd. Series 2004-1:
Class A2, 0.695% 7/20/39 (a)(d)	265,000	50,350
Class B, 0.995% 7/20/39 (a)(d)	140,000	19,600
Class C, 1.345% 7/20/39 (a)(d)	180,000	18,000
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	2,000,000	1,999,864
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.425% 5/20/17 (a)(d)	198,332	163,270
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	340,000	354,560
Series 2005-A10 Class A10, 4.65% 12/17/12	2,000,000	2,074,324
Series 2008-9 Class A, 4.26% 5/15/13	100,000	104,691
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	795,049
Series 2009-A6 Class A6, 1.095% 7/16/12 (d)	2,000,000	2,008,872
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	212,890
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (a)	500,000	499,580
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5128% 5/28/35 (d)	80,751	48,154
Class AB3, 0.6658% 5/28/35 (d)	32,052	17,862
Ford Credit Auto Lease Trust Series 2009-A Class A2, 2.6% 5/15/11 (a)	2,000,000	2,021,087
Ford Credit Auto Owner Trust:
Series 2009-B Class A2, 2.4604% 11/15/11	100,000	100,804
Series 2009-D:
Class A2, 1.21% 1/15/12	2,000,000	2,005,960
Class A3, 2.17% 10/15/13	100,000	101,162
Fremont Home Loan Trust Series 2005-A Class M4, 0.9238% 1/25/35 (d)(e)	125,000	14,131
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,001,711
GSAMP Trust Series 2007-HE1 Class M1, 0.4938% 3/25/47 (d)(e)	335,000	13,687
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.3238% 5/25/30 (a)(d)	$ 650,741	$ 143,163
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1238% 2/25/33 (d)	14	6
Series 2003-5 Class A2, 0.9438% 12/25/33 (d)	10,566	4,142
Series 2003-7 Class A2, 1.0038% 3/25/34 (d)	2,079	813
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	220,000	221,960
Series 2009-3 Class A2, 1.5% 8/15/11	1,000,000	1,005,797
Hyundai Auto Receivable Trust Series 2009-A:
Class A2, 1.11% 2/15/12	2,000,000	2,004,967
Class A3, 2.03% 8/15/13	130,000	131,025
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	2,000,000	2,003,920
MBNA Credit Card Master Note Trust Series 2006-A3 Class A3, 0.265% 8/15/12 (d)	2,500,000	2,495,005
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	2,000,000	2,001,424
Class A3, 1.67% 1/15/14	180,000	180,335
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7138% 8/25/35 (d)	39,863	27,919
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5838% 8/25/34 (d)	65,756	45,692
Nissan Auto Lease Trust:
Series 2009-A Class A2, 2.01% 4/15/11	140,000	141,076
Series 2009-B:
Class A2, 1% 9/15/11	2,000,000	2,002,596
Class A3, 2.07% 1/15/15	200,000	200,763
Nissan Auto Receivables Owner Trust Series 2008-A Class A4, 3.89% 8/15/11	1,598,248	1,621,962
Ocala Funding LLC Series 2006-1A Class A, 1.645% 3/20/11 (a)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.6938% 9/25/34 (d)(e)	435,000	61,167
Series 2004-WWF1 Class M4, 1.3438% 1/25/35 (d)(e)	945,000	148,774
Series 2005-WCH1 Class M3, 0.8038% 1/25/35 (d)(e)	425,000	232,093
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0438% 4/25/33 (d)	1,451	642
SLMA Student Loan Trust Series 2004-10 Class A3, 0.3722% 10/25/16 (d)	134,793	134,741
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp. Series 2007-GEL1 Class A2, 0.4338% 1/25/37 (a)(d)(e)	$ 1,000,000	$ 268,051
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1038% 9/25/34 (d)(e)	21,802	8,827
USAA Auto Owner Trust Series 2008-3 Class A2, 3.58% 3/15/11	891,379	894,847
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	1,110,000	1,123,445
Class A3, 3.41% 4/16/12	1,000,000	1,028,374
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (a)	845,000	877,918
Series 2007-A5A Class A5, 0.995% 10/15/14 (a)(d)	250,000	250,494
TOTAL ASSET-BACKED SECURITIES (Cost $46,916,090)		42,388,151
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 0.8%
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-2 Class 6M2, 0.7238% 6/25/35 (d)	1,375,000	262,935
Series 2005-5 Class 6A2, 0.4738% 9/25/35 (d)	338,971	200,817
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4038% 3/25/37 (d)	1,375,000	409,249
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (d)	45,276	28,495
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5738% 12/20/34 (d)	354,933	230,657
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 0.9838% 3/25/35 (d)	184,316	62,399
Series 2005-1 Class M4, 0.9938% 4/25/35 (d)	1,764	221
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6338% 9/26/45 (a)(d)	286,869	131,705
MASTR Adjustable Rate Mortgages Trust floater Series 2004-11 Class 1A4, 0.7338% 11/25/34 (d)	10,341	8,460
Merrill Lynch Mortgage Investors Trust floater Series 2003-A Class 2A2, 1.2063% 3/25/28 (d)	17,892	13,011
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 4.2777% 9/19/35 (d)	514	377
Sequoia Mortgage Trust floater Series 2004-7 Class A3B, 1.535% 7/20/34 (d)	204,709	131,934
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6438% 9/25/33 (a)(d)	49,681	24,029
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4463% 9/25/36 (d)	$ 1,000,000	$ 484,790
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3238% 9/25/46 (d)	37,192	36,439
TOTAL PRIVATE SPONSOR		2,025,518
U.S. Government Agency - 0.8%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2004-9 Class AB, 4% 7/25/17	929,747	960,916
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2895 Class EJ, 4% 8/15/17	871,150	900,979
TOTAL U.S. GOVERNMENT AGENCY		1,861,895
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,152,065)		3,887,413
Commercial Mortgage Securities - 1.0%

GS Mortgage Securities Corp. II Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	1,200,000	1,280,479
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.445% 7/15/19 (a)(d)	570,000	68,400
Series 2007-XLFA Class B, 0.375% 10/15/20 (a)(d)	440,000	158,400
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	888,175	890,379
Series 2007-XLC1:
Class C, 0.845% 7/17/17 (a)(d)	803,413	40,171
Class D, 0.945% 7/17/17 (a)(d)	378,077	18,904
Class E, 1.045% 7/17/17 (a)(d)	305,370	15,268
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7238% 3/24/18 (a)(d)	26,531	25,204
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,673,054)		2,497,205
Certificates of Deposit - 4.4%
	Principal Amount	Value
BNP Paribas SA yankee 0.84% 2/16/10	$ 2,000,000	$ 2,003,443
Calyon SA yankee 0.58% 11/20/09	2,000,000	2,000,454
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	2,500,000	2,503,565
Royal Bank of Scotland PLC yankee 0.78% 2/26/10	2,000,000	2,002,903
Sumitomo Mitsui Banking Corp. yankee 0.55% 1/29/10	2,000,000	2,001,362
TOTAL CERTIFICATES OF DEPOSIT (Cost $10,500,535)		10,511,727
Commercial Paper - 7.3%

Dow Chemical Co. 1.3% 12/15/09	1,500,000	1,497,264
Emerald Notes (BA Credit Card Trust) 1.1% 11/16/09	2,000,000	1,999,537
Fortis Funding LLC yankee 0.57% 1/19/10	2,000,000	1,998,794
Natexis Banques Populaires U.S. Finance Co. LLC yankee 0.9% 1/25/10	2,000,000	1,998,666
Rabobank USA Financial Corp. yankee 0.31% 3/2/10	2,000,000	1,998,463
Societe Generale North America, Inc. yankee 0.44% 1/25/10	2,000,000	1,998,666
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	2,000,000	1,997,813
Vodafone Group PLC yankee 0.75% 3/1/10	2,000,000	1,996,530
WellPoint, Inc. 0.55% 11/12/09	2,000,000	1,999,715
TOTAL COMMERCIAL PAPER (Cost $17,474,663)		17,485,448
Cash Equivalents - 10.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations) # (Cost $25,191,000)	$ 25,191,147	25,191,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $245,884,683)		236,453,121
NET OTHER ASSETS - 1.3%		3,058,974
NET ASSETS - 100%		$ 239,512,095
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
19 Eurodollar 90 Day Index Contracts	Dec. 2009	$ 18,984,800	$ 47,419
19 Eurodollar 90 Day Index Contracts	March 2010	18,976,013	32,556
10 Eurodollar 90 Day Index Contracts	June 2010	9,980,125	10,846
10 Eurodollar 90 Day Index Contracts	Sept. 2010	9,971,250	6,471
TOTAL EURODOLLAR CONTRACTS			$ 97,292

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,144,881 or 7.2% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,594,579 or 3.6% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $90,348.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $1,022,638 or 0.4% of net assets.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,191,000 due 11/02/09 at 0.07%
Banc of America Securities LLC	$ 2,769,484
Goldman, Sachs & Co.	5,081,695
HSBC Securities (USA), Inc.	3,538,739
ING Financial Markets LLC	4,688,829
J.P. Morgan Securities, Inc.	1,769,369
Mizuho Securities USA, Inc.	5,396,577
RBC Capital Markets Corp.	707,748
Wachovia Bank NA	1,238,559
$ 25,191,000
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 27,188,201	$ -	$ 27,188,201	$ -
U.S. Government and Government Agency Obligations	90,065,036	-	90,065,036	-
U.S. Government Agency - Mortgage Securities	17,238,940	-	17,238,940	-
Asset-Backed Securities	42,388,151	-	40,959,453	1,428,698
Collateralized Mortgage Obligations	3,887,413	-	3,887,413	-
Commercial Mortgage Securities	2,497,205	-	2,354,462	142,743
Certificates of Deposit	10,511,727	-	10,511,727	-
Commercial Paper	17,485,448	-	17,485,448	-
Cash Equivalents	25,191,000	-	25,191,000	-
Total Investments in Securities:	$ 236,453,121	$ -	$ 234,881,680	$ 1,571,441
Derivative Instruments:
Assets
Futures Contracts	$ 97,292	$ 97,292	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,556,238
Total Realized Gain (Loss)	(3,713,435)
Total Unrealized Gain (Loss)	3,887,446
Cost of Purchases	-
Proceeds of Sales	(41,936)
Amortization/Accretion	(5,082)
Transfers in/out of Level 3	(111,790)
Ending Balance	$ 1,571,441
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 149,668

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $245,828,194. Net unrealized depreciation aggregated $9,375,073, of which $872,917 related to appreciated investment securities and $10,247,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of less liquidity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009